Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 10.9%
15,060	Advanced Info Service PCL, (2), (3)	$98,564
277,161	Axiata Group Bhd	290,823
83,367	Chunghwa Telecom Co Ltd	298,045
6,078	Intouch Holdings PCL, (2), (3)	10,871
7,004	Maxis Bhd	9,076
649	MultiChoice Group, (3)	4,620
780	Natura & Co Holding SA, (3)	8,685
1,840	NAVER Corp	277,115
61	NCSoft Corp	32,551
66,331	Orange Polska SA, (3)	119,787
2,042	SK Telecom Co Ltd	393,203
45,361	Telefonica Brasil SA	630,431
114,261	Telekom Malaysia Bhd	107,625
76,027	Tencent Holdings Ltd	3,652,085
32,340	True Corp PCL, (2), (3)	3,901
52,250	Turkcell Iletisim Hizmetleri AS	123,095
49,519	Vodacom Group Ltd	387,086
	Total Communication Services	6,447,563
	Consumer Discretionary – 14.7%
21,146	Alibaba Group Holding Ltd, Sponsored ADR, (3)	4,368,552
1,918	Arcelik AS	6,698
169,205	BAIC Motor Corp Ltd, 144A	84,331
39,090	BYD Co Ltd	206,905
10,329	BYD Co Ltd, (3)	88,248
1,317	Eicher Motors Ltd	373,557
460	FF Group, (3), (4)	612
578	Foschini Group Ltd	5,310
11,632	Geely Automobile Holdings Ltd	18,785
5,700	Hangzhou Robam Appliances Co Ltd, (3)	26,714
3,283	Hankook Tire & Technology Co Ltd	79,055
439	Hero MotoCorp Ltd	15,374
11,696	Home Product Center PCL, (2)	5,478
24,145	Hotai Motor Co Ltd	497,143
10,750	LG Electronics Inc	594,391

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
594	Lojas Renner SA	$7,986
25,168	Mahindra & Mahindra Ltd	200,618
49,681	Meituan Dianping, (3)	635,336
517	Mr Price Group Ltd	5,864
7,252	Naspers Ltd	1,189,716
66,377	NIO Inc., ADR, (3)	250,905
21,000	TCL Corp, (3)	15,174
485	Titan Co Ltd	8,085
1,698	Woolworths Holdings Ltd/South Africa	5,024
	Total Consumer Discretionary	8,689,861
	Consumer Staples – 7.2%
399	Almarai Co JSC	5,051
38	Amorepacific Corp	5,994
69	Amorepacific Corp	4,840
89	AMOREPACIFIC Group	5,392
14,226	Atacadao SA	75,204
3,872	Berli Jucker PCL, (2), (3)	5,093
39	BGF retail Co Ltd	5,399
5,890	Bid Corp Ltd	130,468
204	Britannia Industries Ltd	9,122
6,046	Charoen Pokphand Foods PCL, (2), (3)	5,819
257,196	China Agri-Industries Holdings Ltd	138,123
52,772	China Mengniu Dairy Co Ltd	195,731
3,103	Cia Brasileira de Distribuicao	61,780
392	Clicks Group Ltd	6,384
10,533	Coca-Cola Femsa SAB de CV, (3)	64,279
286	Colgate-Palmolive India Ltd	5,342
12,361	CP ALL PCL	27,859
956	Dabur India Ltd	6,650
2,429	Embotelladora Andina SA	6,340
87,996	Fomento Economico Mexicano SAB de CV	792,466
29,447	Hindustan Unilever Ltd	841,390
36,991	Inner Mongolia Yili Industrial Group Co Ltd, (3)	161,850
5	LG Household & Health Care Ltd	5,278
206	LG Household & Health Care Ltd	131,705
1,143	LOOK AT SMF TO UPDATE SECURITY DETAILS	6,359
1,242	Marico Ltd	5,520
2,319	Nestle India Ltd	499,296
1,351	Pick n Pay Stores Ltd	5,850
1,618	PPB Group Bhd	7,352

Shares	Description (1)	Value
	Consumer Staples (continued)
27,262	President Chain Store Corp	$269,380
699	Savola Group	6,660
1,686	Shoprite Holdings Ltd	13,158
442	SPAR Group Ltd	5,650
2,605	Standard Foods Corp	5,967
241,445	Sun Art Retail Group Ltd	288,245
6,900	Tech-Bank Food Co Ltd, (3)	9,814
14,001	Thai Union Group PCL, (2), (3)	6,873
770,200	Unilever Indonesia Tbk PT	448,414
2,902	Uni-President Enterprises Corp	6,974
	Total Consumer Staples	4,283,071
	Energy – 3.6%
16,186	Cosan SA	301,884
1,129,590	IRPC PCL, (2), (3)	104,370
6,165	Motor Oil Hellas Corinth Refineries SA	131,176
27,300	Offshore Oil Engineering Co Ltd, (3)	28,030
25,190	Petronas Dagangan Bhd	136,215
60,748	Petronet LNG Ltd	226,791
49,332	Qatar Fuel QSC	298,350
4,558	S-Oil Corp	291,412
113,589	Thai Oil PCL, (2), (3)	189,497
73,289	Ultrapar Participacoes SA	433,225
	Total Energy	2,140,950
	Financials – 21.5%
573	Absa Group Ltd	5,250
164,340	Abu Dhabi Commercial Bank PJSC	342,282
15,668	Alpha Bank AE, (3)	31,497
22,889	AMMB Holdings Bhd	20,666
93,788	Axis Bank Ltd	960,782
80,110	B3 SA - Brasil Bolsa Balcao, (3)	903,598
79,948	Banco Bradesco SA, (3)	615,337
25,423	Banco Bradesco SA, (3)	186,512
103	Banco de Credito e Inversiones SA	4,298
81,685	Banco Santander Chile	4,039
495	Bancolombia SA	6,134
22,614	Bancolombia SA	295,133
38,632	Bandhan Bank Ltd, 144A	243,841
9,384	Bank Negara Indonesia Persero Tbk PT	4,948
436,533	Bank Rakyat Indonesia Persero Tbk PT	142,581
19,001	Banque Saudi Fransi	187,883

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
209,284	Cathay Financial Holding Co Ltd	$281,618
887,982	China CITIC Bank Corp Ltd	466,583
34,800	China CITIC Bank Corp Ltd, (3)	28,922
321,492	China Everbright Bank Co Ltd	129,592
242,050	China Everbright Bank Co Ltd, (3)	138,950
155,085	China Merchants Bank Co Ltd	756,960
44,805	China Merchants Bank Co Ltd, (3)	235,516
716,492	China Minsheng Banking Corp Ltd	503,812
215,601	China Minsheng Banking Corp Ltd, (3)	187,190
4,812	CIMB Group Holdings Bhd	5,789
8,443	CTBC Financial Holding Co Ltd	6,163
7,828	ESun Financial Holding Co Ltd	7,282
1,467	First Abu Dhabi Bank PJSC	6,183
8,604	First Financial Holding Co Ltd	6,722
18,286	FirstRand Ltd	70,464
10,700	Founder Securities Co Ltd, (3)	12,285
239,427	Fubon Financial Holding Co Ltd	357,052
132,127	Grupo Financiero Banorte SAB de CV	813,309
216	Hana Financial Group Inc	6,017
10,552	Hua Nan Financial Holdings Co Ltd	7,562
64,600	Huaxia Bank Co Ltd, (3)	68,264
126,089	Industrial Bank Co Ltd, (3)	334,722
9,734	Investec Ltd	54,545
53,510	Itau Unibanco Holding SA	410,975
1,855	Itausa - Investimentos Itau SA	5,582
1,012	Kasikornbank PCL	4,578
18,688	KB Financial Group Inc	689,128
1,587	Komercni banka as	54,718
811	Liberty Holdings Ltd	5,710
2,761	Malayan Banking Bhd	5,680
724	mBank SA	69,284
5,010	MCB Bank Ltd	6,837
6,206	Mega Financial Holding Co Ltd	6,481
3,853	Muangthai Capital PCL, (2), (3)	8,035
4,464	Nedbank Group Ltd	58,245
205,542	Old Mutual Ltd	237,066
133	OTP Bank Nyrt	6,163
107,234	Ping An Insurance Group Co of China Ltd	1,224,955
397	PSG Group Ltd	5,671
68,877	Qatar National Bank QPSC	386,665

Shares	Description (1)	Value
	Financials (continued)
69,958	REC Ltd	$140,686
1,479	RMB Holdings Ltd	7,270
217	Samsung Card Co Ltd	6,910
3,116	Samsung Fire & Marine Insurance Co Ltd	551,643
2,263	Sanlam Ltd	11,152
1,354	Shinhan Financial Group Co Ltd	44,476
2,014	Siam Commercial Bank PCL, (2), (3)	6,332
31,630	Standard Bank Group Ltd	332,084
15,810	Taishin Financial Holding Co Ltd	7,405
15,159	Taiwan Business Bank	6,197
606	Woori Financial Group Inc	5,161
9,634	Yuanta Financial Holding Co Ltd	6,283
	Total Financials	12,751,655
	Health Care – 2.0%
4,572	3SBio Inc, 144A	5,876
7,849	Bangkok Dusit Medical Services PCL, (2), (3)	6,270
1,500	Beijing Tongrentang Co Ltd, (3)	5,858
1,441	Bumrungrad Hospital PCL, (2), (3)	6,172
900	China National Accord Medicines Corp Ltd, (3)	6,359
1,600	China National Medicines Corp Ltd, (3)	6,763
3,300	China Resources Double Crane Pharmaceutical Co Ltd, (3)	6,489
7,046	China Resources Pharmaceutical Group Ltd, 144A	5,925
1,900	China Resources Sanjiu Medical & Pharmaceutical Co Ltd, (3)	9,702
183,974	CSPC Pharmaceutical Group Ltd	409,889
1,200	Dong-E-E-Jiao Co Ltd, (3)	5,849
2,634	Genscript Biotech Corp, (3)	6,120
1,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd, (3)	5,381
24	Hanmi Pharm Co Ltd	5,658
4,996	Hartalega Holdings Bhd	7,217
72	Helixmith Co Ltd, (3)	4,664
1,600	Huadong Medicine Co Ltd, (3)	4,764
6,040	Hutchison China MediTech Ltd, ADR, (3)	148,282
110,598	IHH Healthcare Bhd	153,833
3,107	Life Healthcare Group Holdings Ltd	5,187
7,735	Luye Pharma Group Ltd, 144A	5,021
9,236	Notre Dame Intermedica Participacoes SA, (3)	151,749
3,262	Piramal Enterprises Ltd	70,582
4,887	Richter Gedeon Nyrt	104,893
2,103	Shanghai Fosun Pharmaceutical Group Co Ltd	5,660
7,546	SSY Group Ltd	6,968

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
600	WuXi AppTec Co Ltd, (3)	$8,207
558	Wuxi Biologics Cayman Inc, 144A, (3)	7,147
31	Yuhan Corp	5,670
1,600	Yunnan Baiyao Group Co Ltd, (3)	19,786
	Total Health Care	1,201,941
	Industrials – 8.7%
2,687	51job Inc., ADR, (3)	193,867
131,238	Aboitiz Equity Ventures Inc	127,288
5,382	Air China Ltd	4,464
5,800	Air China Ltd, (3)	6,833
119,101	Airports of Thailand PCL, (2), (3)	269,381
116,378	Ashok Leyland Ltd	133,653
9,200	Beijing Originwater Technology Co Ltd, (3)	11,259
1,204	Bidvest Group Ltd	16,616
20,943	BOC Aviation Ltd, 144A	193,654
16,447	BTS Group Holdings PCL, (3)	6,596
17,615	CCR SA	75,188
17,444	China Airlines Ltd	4,631
150,347	China Conch Venture Holdings Ltd	670,907
8,270	China Eastern Airlines Corp Ltd	3,813
6,300	China Eastern Airlines Corp Ltd, (3)	4,588
7,900	China International Marine Containers Group Co Ltd, (3)	10,345
74	CJ Corp	5,141
2,100	Contemporary Amperex Technology Co Ltd, (3)	39,155
175,916	COSCO SHIPPING Ports Ltd	125,057
87,947	Country Garden Services Holdings Co Ltd	287,686
2,442	Daelim Industrial Co Ltd	165,962
13,931	Eva Airways Corp	5,626
5,657	Eve Energy Co Ltd, (3)	48,712
14,588	Evergreen Marine Corp Taiwan Ltd	5,674
109,973	Far Eastern New Century Corp	102,659
5,621	Greentown Service Group Co Ltd	5,965
407	Grupo Aeroportuario del Sureste SAB de CV	7,818
4,513	GS Engineering & Construction Corp	106,023
3,500	Guoxuan High-Tech Co Ltd, (3)	12,470
2,585	HAP Seng Consolidated Bhd	6,138
674	Havells India Ltd	5,703
622	Hyundai Heavy Industries Holdings Co Ltd	142,734
58,891	Jasa Marga Persero Tbk PT	19,839
4,446	JG Summit Holdings Inc	6,132

Shares	Description (1)	Value
	Industrials (continued)
5,100	Jiangsu Zhongtian Technology Co Ltd, (3)	$6,016
580	Latam Airlines Group SA	4,815
9,604	LG Corp	566,482
167	Lotte Corp	4,946
3,584	Malaysia Airports Holdings Bhd	5,895
113,055	MISC Bhd	212,151
1,900	NARI Technology Co Ltd, (3)	4,930
1,066	Rumo SA, (3)	5,787
4,934	Shanghai Industrial Holdings Ltd	8,743
5,736	Shanghai International Airport Co Ltd, (3)	56,502
52,400	Shanghai International Port Group Co Ltd, (3)	38,910
1,700	Shanghai M&G Stationery Inc, (3)	12,162
2,400	Shanghai Waigaoqiao Free Trade Zone Group Co Ltd, (3)	5,802
15,205	Shenzhen Expressway Co Ltd	19,738
1,600	Shenzhen Inovance Technology Co Ltd, (3)	6,683
3,100	Siasun Robot & Automation Co Ltd, (3)	6,698
90,614	Sime Darby Bhd	48,204
8,600	Sinochem International Corp, (3)	6,398
202,099	Sinotrans Ltd	62,465
19,700	Sinotrans Ltd, (3)	11,562
68,598	Sinotruk Hong Kong Ltd	119,264
19,030	SM Investments Corp	363,528
1,317	TAV Havalimanlari Holding AS	5,994
2,135	Turk Hava Yollari AO, (3)	4,880
4,900	Tus Environmental Science And Technology Development Co Ltd, (3)	6,151
47,716	WEG SA	440,060
8,902	Westports Holdings Bhd	8,581
78,130	Xinjiang Goldwind Science & Technology Co Ltd	82,810
21,200	Xinjiang Goldwind Science & Technology Co Ltd, (3)	35,632
145,140	Zhejiang Expressway Co Ltd	119,254
9,500	Zhejiang Weixing New Building Materials Co Ltd, (3)	16,822
13,100	Zhengzhou Yutong Bus Co Ltd, (3)	29,519
21,200	Zoomlion Heavy Industry Science and Technology Co Ltd, (3)	19,072
	Total Industrials	5,178,033
	Information Technology – 14.9%
8,200	360 Security Technology Inc, (3)	28,770
73,393	AAC Technologies Holdings Inc	526,943
7,968	Acer Inc	4,458
2,000	Aisino Corp, (3)	6,540
749,615	AU Optronics Corp	250,624

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
3,600	Beijing Shiji Information Technology Co Ltd, (3)	$19,309
205,641	BOE Technology Group Co Ltd, (3)	138,605
3,388	BYD Electronic International Co Ltd	6,650
13,351	Catcher Technology Co Ltd	107,837
2,900	China National Software & Service Co Ltd, (3)	29,941
10,275	Compal Electronics Inc	6,241
33,442	Delta Electronics Inc	158,304
590	Globant SA, (3)	72,393
56,018	Infosys Ltd	610,520
38,564	Legend Holdings Corp, 144A	72,113
729,616	Lenovo Group Ltd	482,032
12,918	LG Display Co Ltd	166,915
214	LG Innotek Co Ltd	27,292
52,659	MediaTek Inc	676,345
2,082	Micro-Star International Co Ltd	6,396
5,277	Samsung Electro-Mechanics Co Ltd	553,446
1,902	Samsung SDI Co Ltd	440,451
323,450	Taiwan Semiconductor Manufacturing Co Ltd	3,426,264
26,919	Tata Consultancy Services Ltd	785,567
2,936	Vanguard International Semiconductor Corp, (3)	7,309
14,500	Wangsu Science & Technology Co Ltd, (3)	16,979
5,000	Westone Information Industry Inc, (3)	18,364
4,273	Win Semiconductors Corp, (3)	39,888
6,733	Wistron Corp	6,074
1,000	Wuxi Lead Intelligent Equipment Co Ltd, (3)	6,282
237,102	Xinyi Solar Holdings Ltd	167,943
	Total Information Technology	8,866,795
	Materials – 10.9%
313	Asian Paints Ltd	7,882
2,701,873	Barito Pacific Tbk PT	258,216
9,000	Beijing Oriental Yuhong Waterproof Technology Co Ltd, (3)	34,919
7,200	Beijing Sanju Environmental Protection and New Material Co Ltd, (3)	6,375
378,121	China Molybdenum Co Ltd	141,219
24,902	China Molybdenum Co Ltd, (3)	14,651
1,087,126	China Steel Corp	831,296
168,735	China Zhongwang Holdings Ltd	56,499
65,955	Empresas CMPC SA	151,145
141,681	Eregli Demir ve Celik Fabrikalari TAS	220,866
1,114	Gold Fields Ltd	7,263
389	Hanwha Solutions Corp	5,500

Shares	Description (1)	Value
	Materials (continued)
5,200	Hengli Petrochemical Co Ltd, (3)	$12,675
20,819	Impala Platinum Holdings Ltd	196,399
14,176	KGHM Polska Miedz SA	333,299
1,242	Klabin SA	6,031
310	Korea Zinc Co Ltd	98,838
6,521	Kumba Iron Ore Ltd	151,962
132,011	Lee & Man Paper Manufacturing Ltd	92,315
1,041	LG Chem Ltd	294,783
486	LG Chem Ltd	73,195
1,588	Lotte Chemical Corp	252,486
27,200	Nanjing Iron & Steel Co Ltd, (3)	12,546
1,911	National Industrialization Co, (3)	6,530
867	Northam Platinum Ltd, (3)	7,265
112	OCI Co Ltd	5,244
141,407	Pabrik Kertas Tjiwi Kimia Tbk PT	94,237
11,786	PhosAgro PJSC	149,564
336	Pidilite Industries Ltd	7,090
21,552	Polymetal International PLC	365,351
5,426	Polyus PJSC	331,529
5,361	Press Metal Aluminium Holdings Bhd	6,384
228,218	PTT Global Chemical PCL, (2), (3)	358,764
41,506	Saudi Arabian Mining Co, (3)	474,575
37,315	Saudi Basic Industries Corp	870,219
25,062	Siam Cement PCL, (2)	287,847
5,622	Sociedad Quimica y Minera de Chile SA	156,569
684	Suzano SA	6,350
10,900	Tongkun Group Co Ltd, (3)	22,040
4,302	UPL Ltd	31,760
3,400	Xiamen Tungsten Co Ltd, (3)	6,069
6,700	Xinjiang Zhongtai Chemical Co Ltd, (3)	5,932
4,600	Yunnan Tin Co Ltd, (3)	6,937
4,113	Zhaojin Mining Industry Co Ltd	4,667
1,984	Zhejiang Huayou Cobalt Co Ltd, (3)	13,372
	Total Materials	6,478,655
	Real Estate – 2.1%
2,859	Central Pattana PCL, (2), (3)	5,572
3,806	China Aoyuan Group Ltd	5,156
124,983	China Overseas Land & Investment Ltd	406,421
46,085	China Vanke Co Ltd	163,807
58,659	China Vanke Co Ltd, (3)	242,751

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
4,981	Fortress REIT Ltd	$6,127
8,800	Grandjoy Holdings Group Co Ltd, (3)	7,967
3,754	Growthpoint Properties Ltd	5,278
3,993	Guangzhou R&F Properties Co Ltd	6,089
17,326	Land & Houses PCL, (2), (3)	5,169
4,101	Logan Property Holdings Co Ltd	6,274
731	NEPI Rockcastle PLC	6,019
1,659,936	Pakuwon Jati Tbk PT	63,213
71,844	Poly Developments and Holdings Group Co Ltd, (3)	157,276
11,179	Redefine Properties Ltd	5,359
3,662	Ruentex Development Co Ltd	5,146
8,337	Shanghai Zhangjiang High-Tech Park Development Co Ltd, (3)	17,263
28,135	Shui On Land Ltd	5,652
116,307	SM Prime Holdings Inc	89,009
33,363	SOHO China Ltd	12,804
1,330	Sunac China Holdings Ltd	6,509
13,633	Yuzhou Properties Co Ltd	6,356
	Total Real Estate	1,235,217
	Utilities – 3.2%
139,845	Beijing Enterprises Water Group Ltd	62,855
320,885	China Longyuan Power Group Corp Ltd	190,922
133,421	China Yangtze Power Co Ltd, (3)	326,751
1,924	Cia Energetica de Minas Gerais	6,731
588,499	Enel Americas SA	115,901
98,801	Enel Chile SA	9,365
553	Energisa SA	7,140
4,268	Energy Absolute PCL, (2), (3)	5,922
14,196	Engie Brasil Energia SA	172,913
5,662	ENN Energy Holdings Ltd	66,428
483,760	Huaneng Renewables Corp Ltd	198,740
44,728	Interconexion Electrica SA ESP	245,511
1,085	Manila Electric Co	5,465
157,195	Power Grid Corp of India Ltd	412,607
21,400	Sichuan Chuantou Energy Co Ltd, (3)	27,839
103,230	Towngas China Co Ltd	64,212
	Total Utilities	1,919,302
	Total Common Stocks (cost $56,284,766)	59,193,043

Shares	Description (1)	Value
WARRANTS – 0.0%

Shares	Description (1)	Value
1,573	BTS Group Holdings PCL	$21
	Total Warrants (cost $ —)	21

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 0.0%
	Food Products – 0.0%
$— (6)	Britannia Industries Ltd	8.000%	8/28/22	N/R	$2
—	Total Corporate Bonds (cost $41)				2

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
3,176	Legend Holdings Corp, (4)	$ —
	Total Common Stock Rights (cost $-)	—
	Total Long-Term Investments (cost $56,284,807)	59,193,066
	Other Assets Less Liabilities – 0.3%	155,223
	Net Assets – 100%	$59,348,289
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$57,802,501	$1,389,930	$612	$59,193,043
Warrants	21	—	—	21
Corporate Bonds	—	2	—	2
Common Stock Rights	—	—	—*	—
Total	$57,802,522	$1,389,932	$612	$59,193,066

*	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Principal Amount (000) rounds to less than $1,000.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 6.3%
92	Elisa OYJ	$5,540
320	Eutelsat Communications SA	4,803
5,061	Informa PLC	51,690
3,022	ITV PLC	5,394
226	KDDI Corp	6,821
1,491	Koninklijke KPN NV	4,185
2,515	Millicom International Cellular SA	118,827
1,854	Nintendo Co Ltd	697,399
29,586	NTT DOCOMO Inc	848,122
405	Orange SA	5,747
26,234	Pearson PLC	196,562
304,897	Singapore Telecommunications Ltd	737,168
10	Swisscom AG	5,491
447	Tele2 AB	6,743
4,059	Telefonica Deutschland Holding AG	12,294
382,011	Vodafone Group PLC	751,825
516	WPP PLC	6,428
	Total Communication Services	3,465,039
	Consumer Discretionary – 11.9%
5,444	Accor SA	223,404
21	adidas AG	6,651
739	Barratt Developments PLC	7,820
2,111	Bayerische Motoren Werke AG	117,906
8,003	Bayerische Motoren Werke AG	570,627
205	Benesse Holdings Inc	5,703
97	Berkeley Group Holdings PLC	6,700
223	Burberry Group PLC	5,741
732	Cie Generale des Etablissements Michelin SCA	85,176
3,914	Compass Group PLC	96,843
189	Denso Corp	7,920
198	Dufry AG	17,192
233	Electrolux AB	5,528
2,017	EssilorLuxottica SA	300,081
304	Fast Retailing Co Ltd	166,438

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
10,492	Hennes & Mauritz AB	$230,388
29,444	Honda Motor Co Ltd	769,073
6,582	Industria de Diseno Textil SA	221,524
625	JD Sports Fashion PLC	6,771
10	Kering SA	6,151
72,327	Marks & Spencer Group PLC	167,801
262	Marui Group Co Ltd	6,147
2,849	Mercari Inc, (2)	50,548
61	Next PLC	5,542
12,049	Nikon Corp	148,855
222	Nokian Renkaat OYJ	5,981
477	Ocado Group PLC, (2)	7,693
5,007	Oriental Land Co Ltd/Japan	658,761
80,926	Panasonic Corp	822,812
156	Pandora A/S	8,083
809	Peugeot SA	16,684
14,985	Pirelli & C SpA, 144A	72,603
77	Puma SE	6,178
32,315	Rakuten Inc	255,216
7,233	Renault SA	282,510
637	SEB SA	81,958
593	Sekisui Chemical Co Ltd	10,083
187	Sekisui House Ltd	4,074
15,591	Sony Corp	1,110,221
172	Stanley Electric Co Ltd	4,532
2,833	Taylor Wimpey PLC	8,033
161	Valeo SA	4,803
92	Whitbread PLC	5,421
114	Yamaha Corp	5,953
144	Zalando SE, 144A, (2)	6,931
	Total Consumer Discretionary	6,615,060
	Consumer Staples – 12.7%
9,349	Aeon Co Ltd	194,381
13,387	Associated British Foods PLC	463,403
48	Beiersdorf AG	5,447
1,561	Carrefour SA	26,476
2,034	Casino Guichard Perrachon SA	82,634
4	Chocoladefabriken Lindt & Spruengli AG	33,532
7,183	Coca-Cola European Partners PLC	377,898
2,910	Coca-Cola HBC AG	106,870

Shares	Description (1)	Value
	Consumer Staples (continued)
601	Coles Group Ltd	$6,659
10,495	Danone SA	842,052
2,523	Essity AB	80,098
3,827	Henkel AG & Co KGaA	354,130
66,496	J Sainsbury PLC	177,414
7,090	Kao Corp	574,474
64	Kerry Group PLC	8,178
3,290	L'Oreal SA	918,422
2,466	METRO AG	34,420
5,870	Mowi ASA	140,226
17,661	Nestle SA	1,948,030
18,319	Orkla ASA	176,874
119,507	Tesco PLC	388,952
1,319	Unilever NV	77,032
	Total Consumer Staples	7,017,602
	Energy – 2.0%
9,401	Caltex Australia Ltd	216,370
2,649	Koninklijke Vopak NV	142,025
15,969	Neste Oyj	634,963
12,695	Worley Ltd	129,520
	Total Energy	1,122,878
	Financials – 18.9%
1,632	Aegon NV	6,636
203	Allianz SE	48,559
2,244	Amundi SA, 144A	182,158
16,008	Assicurazioni Generali SpA	312,136
124	ASX Ltd	7,112
41,575	Australia & New Zealand Banking Group Ltd	716,684
102,014	Aviva PLC	535,748
340	AXA SA	9,073
114,204	Banco Bilbao Vizcaya Argentaria SA	590,849
5,916	Banco de Sabadell SA, (2)	5,337
40,389	Bank Hapoalim BM	348,439
903	Bankinter SA, (2)	5,858
784	Bendigo & Adelaide Bank Ltd	5,464
139,312	BOC Hong Kong Holdings Ltd	465,575
6,450	CNP Assurances	116,296
465	Credit Agricole SA	6,302
15,968	DBS Group Holdings Ltd	296,804
45	Deutsche Boerse AG	7,333

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
1,452	Direct Line Insurance Group PLC	$6,466
33,038	DNB ASA	580,095
174	Erste Group Bank AG	6,394
28,844	Hang Seng Bank Ltd	587,660
8,001	Hong Kong Exchanges & Clearing Ltd	266,669
550	ING Groep NV	5,988
37,498	Insurance Australia Group Ltd	177,729
128,258	Intesa Sanpaolo SpA	319,165
1,135	Israel Discount Bank Ltd	5,177
102	Julius Baer Group Ltd	5,108
78	KBC Group NV	5,727
273	Kinnevik AB	6,594
2,341	Legal & General Group PLC	9,427
189	MS&AD Insurance Group Holdings Inc	6,377
22	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,493
47,349	ORIX Corp	811,685
23,352	Prudential PLC	416,181
67,683	Resona Holdings Inc	284,695
113	Schroders PLC	4,786
827	Singapore Exchange Ltd	5,271
527	Sompo Holdings Inc	20,096
500	St James's Place PLC	7,540
81,908	Standard Chartered PLC	681,298
1,282	Standard Life Aberdeen PLC	5,095
12,339	Sumitomo Mitsui Trust Holdings Inc	464,826
472	Swedbank AB	7,260
5,877	Swiss Re AG	664,206
1,008	T&D Holdings Inc	11,077
8,099	Tokio Marine Holdings Inc	447,225
253	Tryg A/S	7,669
15,062	UBS Group AG	187,406
45,827	Westpac Banking Corp	770,654
	Total Financials	10,458,402
	Health Care – 9.7%
1,292	Alcon Inc	76,278
30,190	Astellas Pharma Inc	543,300
9,730	AstraZeneca PLC	952,209
4,034	Chugai Pharmaceutical Co Ltd	419,274
42	Cochlear Ltd	6,778
1,266	CSL Ltd	264,470

Shares	Description (1)	Value
	Health Care (continued)
8,617	Daiichi Sankyo Co Ltd	$591,587
184	Demant A/S, (2)	5,976
9,506	Eisai Co Ltd	730,502
475	Fisher & Paykel Healthcare Corp Ltd	7,162
26	Genmab A/S, (2)	6,005
2,365	H Lundbeck A/S	100,585
15	Lonza Group AG	6,162
57	Merck KGaA	7,321
3,533	NMC Health PLC	60,171
120	Orion Oyj	5,674
1,306	Ramsay Health Care Ltd	69,245
3,894	Roche Holding AG	1,309,372
291	Santen Pharmaceutical Co Ltd	5,520
139	Shionogi & Co Ltd	8,419
240	Smith & Nephew PLC	5,779
25	Sonova Holding AG	6,268
9	Straumann Holding AG	8,585
2,665	Sysmex Corp	194,174
85	UCB SA	7,826
	Total Health Care	5,398,642
	Industrials – 18.0%
15,805	ABB Ltd	368,884
115	Adecco Group AG	6,761
7,166	Alstom SA	380,709
225	Ashtead Group PLC	7,281
8,018	Assa Abloy AB	190,745
129	Brenntag AG	6,702
6,525	Bunzl PLC	169,015
17,151	Cie de Saint-Gobain	650,696
25,581	CNH Industrial NV	244,481
3,813	ComfortDelGro Corp Ltd	6,062
97	Daifuku Co Ltd	6,023
780	Daikin Industries Ltd	112,518
1,189	DCC PLC	96,109
14,327	Deutsche Post AG	501,322
149	East Japan Railway Co	13,335
262	Edenred	14,166
2,364	Experian PLC	82,175
2,982	Ferguson PLC	267,378
18,509	Ferrovial SA	587,865

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
11	Geberit AG	$5,808
551	Getlink SE	9,739
169	Hankyu Hanshin Holdings Inc	6,970
50	HOCHTIEF AG	5,796
5,911	ISS A/S	143,494
5,316	Kawasaki Heavy Industries Ltd	107,757
73	Keio Corp	4,230
168	Keisei Electric Railway Co Ltd	6,154
110	Kingspan Group PLC	6,784
1,694	Komatsu Ltd	38,558
34	Kuehne + Nagel International AG	5,499
113	Legrand SA	9,066
28,275	Meggitt PLC	251,810
133	Metso Oyj	4,733
57,886	MTR Corp Ltd	327,267
1,657	MTU Aero Engines AG	503,877
173	Nabtesco Corp	5,156
357	Nippon Express Co Ltd	19,005
556	Obayashi Corp	6,223
231	Odakyu Electric Railway Co Ltd	5,192
86	Randstad NV	4,952
35,372	RELX PLC	938,609
462	Sandvik AB	8,443
9,074	Schneider Electric SE	910,252
110	SGS SA	318,326
484	Shimizu Corp	5,059
8,214	Siemens AG	1,016,232
239	Skanska AB	5,529
227	SKF AB	4,161
96	Sohgo Security Services Co Ltd	5,058
46	Spirax-Sarco Engineering PLC	5,409
1,071	Sydney Airport	6,015
330	Tokyu Corp	5,882
76,558	Transurban Group	804,652
42,668	Volvo AB	731,744
1,195	Wartsila OYJ Abp	14,667
66	West Japan Railway Co	5,647
80	Wolters Kluwer NV	6,022
	Total Industrials	9,982,004

Shares	Description (1)	Value
	Information Technology – 5.0%
175	Amadeus IT Group SA	$13,735
2,584	ASML Holding NV	728,068
5,138	Infineon Technologies AG	111,464
2,231	Ingenico Group SA	260,096
12,718	Micro Focus International PLC	171,873
2,259	Murata Manufacturing Co Ltd	131,891
1,727	Nokia Oyj	6,736
86	Omron Corp	5,086
7,744	SAP SE	1,011,120
6,296	STMicroelectronics NV	176,454
47	Wix.com Ltd, (2)	6,706
102	Worldline SA/France, 144A, (2)	7,206
168	Yaskawa Electric Corp	6,006
8,465	Yokogawa Electric Corp	151,204
	Total Information Technology	2,787,645
	Materials – 8.4%
14,976	Antofagasta PLC	162,314
871	Arkema SA	80,134
31,048	Asahi Kasei Corp	325,992
10,305	Boliden AB	245,152
3,533	Chr Hansen Holding A/S	263,429
276	Clariant AG	6,219
86	Croda International PLC	5,650
1,480	Evonik Industries AG	40,626
19,829	Fletcher Building Ltd	71,219
35,140	Fortescue Metals Group Ltd	267,944
64	Givaudan SA	211,022
8,068	Hitachi Metals Ltd	126,694
269	Kansai Paint Co Ltd	6,567
4,588	Koninklijke DSM NV	560,812
11,704	Kuraray Co Ltd	144,161
48,078	Mitsubishi Chemical Holdings Corp	354,868
16,803	Newcrest Mining Ltd	332,176
3,840	Nitto Denko Corp	219,307
239	Novozymes A/S	12,472
5,129	Showa Denko KK	126,586
196	Sika AG	35,259
856	Smurfit Kappa Group PLC	29,673
459	Stora Enso OYJ	5,982
56,051	Sumitomo Chemical Co Ltd	244,094

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
8,757	Sumitomo Metal Mining Co Ltd	$255,636
25,043	Toray Industries Inc	167,562
7,395	Umicore SA	340,672
196	UPM-Kymmene Oyj	6,197
	Total Materials	4,648,419
	Real Estate – 2.6%
33,185	British Land Co PLC	242,607
4,389	CapitaLand Commercial Trust	6,624
2,837	CapitaLand Mall Trust	5,238
573	City Developments Ltd	4,450
6,149	Daiwa House Industry Co Ltd	196,353
6,135	Deutsche Wohnen SE	259,714
853	Dexus	7,264
40	Gecina SA	7,553
572	Goodman Group	5,702
1,261	GPT Group	5,065
577	Hulic Co Ltd	7,102
45	ICADE	5,027
122	Klepierre SA	4,155
7,929	Land Securities Group PLC	98,040
2,233	Mirvac Group	5,083
2	Nippon Prologis REIT Inc	5,757
215	Nomura Real Estate Holdings Inc	5,366
3	Nomura Real Estate Master Fund Inc	5,281
536	Segro PLC	6,434
1,629	Stockland	5,365
43,951	Swire Properties Ltd	137,543
57	Swiss Prime Site AG	6,962
2,825	Unibail-Rodamco-Westfield	383,820
1,222	UOL Group Ltd	7,144
	Total Real Estate	1,423,649
	Utilities – 4.2%
8,540	Enagas SA	230,165
2,656	Meridian Energy Ltd	9,187
71,720	National Grid PLC	950,896
5,924	Orsted A/S, 144A	646,572
1,283	Red Electrica Corp SA, (2)	25,643
43,707	Terna Rete Elettrica Nazionale SpA	304,954

Shares	Description (1)	Value
	Utilities (continued)
2,570	Verbund AG	$135,910
	Total Utilities	2,303,327
	Total Long-Term Investments (cost $52,780,199)	55,222,667
	Other Assets Less Liabilities – 0.3%	161,469
	Net Assets – 100%	$55,384,136
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$55,222,667	$ —	$ —	$55,222,667

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 9.9%
190	Alphabet Inc., Class A, (2)	$272,228
268	Alphabet Inc., Class C , (2)	384,374
2,282	CenturyLink Inc.	31,172
822	Discovery Inc., (2)	24,052
1,237	Discovery Inc., Class C, (2)	34,352
558	Liberty Broadband Corp, Class C, (2)	74,175
348	Liberty Global PLC, Class A, (2)	7,141
1,786	Liberty Global PLC, Class C, (2)	34,791
3	Omnicom Group Inc.	226
5	Roku Inc., (2)	605
363	Sirius XM Holdings Inc.	2,566
3	Take-Two Interactive Software Inc., (2)	374
560	TripAdvisor Inc., (2)	15,299
4,893	Verizon Communications Inc.	290,840
2,158	Walt Disney Co	298,473
	Total Communication Services	1,470,668
	Consumer Discretionary – 10.5%
2	Best Buy Co Inc.	169
118	Booking Holdings Inc., (2)	216,005
16	Capri Holdings Ltd, (2)	479
431	Darden Restaurants Inc.	50,181
7	Domino's Pizza Inc.	1,972
3,719	eBay Inc.	124,810
8	Expedia Group Inc.	868
38	Gap Inc.	662
480	Grubhub Inc., (2)	25,992
7	Hilton Worldwide Holdings Inc.	755
962	Home Depot Inc.	219,432
998	Lowe's Cos Inc.	116,008
185	MercadoLibre Inc.	122,655
6	Newell Brands Inc.	117
1,541	NIKE Inc., Class B	148,398
24	Nordstrom Inc.	885
3	PulteGroup Inc.	134

Shares	Description (1)	Value
	Consumer Discretionary (continued)
6	PVH Corp	$523
486	Royal Caribbean Cruises Ltd	56,901
933	Starbucks Corp	79,146
21	Tapestry Inc.	541
379	Target Corp	41,971
413	Tesla Inc., (2)	268,685
3	Tiffany & Co	402
76	TJX Cos Inc.	4,487
200	Ulta Beauty Inc., (2)	53,582
320	Wayfair Inc., Class A, (2)	29,984
	Total Consumer Discretionary	1,565,744
	Consumer Staples – 7.0%
306	Bunge Ltd	16,044
5,536	Coca-Cola Co	323,302
2	General Mills Inc.	104
27	Hormel Foods Corp	1,276
10	Kellogg Co	682
7	Lamb Weston Holdings Inc.	639
642	McCormick & Co Inc.	104,884
2,063	PepsiCo Inc.	292,987
2,369	Procter & Gamble Co	295,225
	Total Consumer Staples	1,035,143
	Energy – 3.1%
3,310	Baker Hughes Co	71,695
12	Cheniere Energy Inc., (2)	711
2,035	National Oilwell Varco Inc.	41,941
2,166	ONEOK Inc.	162,168
693	TechnipFMC PLC	11,442
1,980	Valero Energy Corp	166,934
	Total Energy	454,891
	Financials – 11.7%
49	Aflac Inc.	2,527
3	Allstate Corp	356
1,461	American Express Co	189,740
3,727	American International Group Inc.	187,319
3	Aon PLC	661
4,101	Bank of New York Mellon Corp	183,643
3	BlackRock Inc.	1,582
142	Charles Schwab Corp	6,468

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
572	Chubb Ltd	$86,938
3,593	Citigroup Inc.	267,355
691	CME Group Inc.	150,023
760	East West Bancorp Inc.	34,838
7	Globe Life Inc.	730
398	Huntington Bancshares Inc.	5,401
8	Intercontinental Exchange Inc.	798
34	Invesco Ltd	588
5,270	KeyCorp	98,602
1,788	Marsh & McLennan Cos Inc.	200,006
1,029	Morgan Stanley	53,775
37	People's United Financial Inc.	571
671	Progressive Corp	54,143
8	Prudential Financial Inc.	728
2	S&P Global Inc.	587
216	Travelers Cos Inc.	28,430
3,652	Truist Financial Corp	188,334
	Total Financials	1,744,143
	Health Care – 12.4%
2,410	AbbVie Inc.	195,258
238	ABIOMED Inc., (2)	44,337
398	Align Technology Inc., (2)	102,326
318	Amgen Inc.	68,704
185	Biogen Inc., (2)	49,737
2,083	Bristol-Myers Squibb Co	131,125
3	Cardinal Health Inc.	154
9	Centene Corp, (2)	565
6	Cerner Corp	431
867	Cigna Corp	166,793
140	Cooper Cos Inc.	48,565
3,107	CVS Health Corp	210,717
16	Dentsply Sirona Inc.	896
255	DexCom Inc., (2)	61,391
286	Edwards Lifesciences Corp, (2)	62,880
1,848	Elanco Animal Health Inc., (2)	57,103
920	Eli Lilly & Co	128,469
731	Gilead Sciences Inc.	46,199
2	IDEXX Laboratories Inc., (2)	542
1,437	Merck & Co Inc.	122,777
6	ResMed Inc.	954

Shares	Description (1)	Value
	Health Care (continued)
796	Thermo Fisher Scientific Inc.	$249,299
386	Varian Medical Systems Inc., (2)	54,260
158	Vertex Pharmaceuticals Inc., (2)	35,874
	Total Health Care	1,839,356
	Industrials – 9.7%
1,344	3M Co	213,239
669	Caterpillar Inc.	87,873
2,528	CSX Corp	192,987
93	Eaton Corp PLC	8,786
1,421	Fortive Corp	106,475
17	HD Supply Holdings Inc., (2)	693
229	HEICO Corp	28,036
396	HEICO Corp, Class A	38,075
749	IHS Markit Ltd	59,066
3	Illinois Tool Works Inc.	525
3	Ingersoll-Rand PLC	400
1,071	Johnson Controls International plc	42,251
1,872	Nielsen Holdings PLC	38,189
140	Parker-Hannifin Corp	27,397
613	Rockwell Automation Inc.	117,488
264	Roper Technologies Inc.	100,758
23	Southwest Airlines Co	1,265
546	Spirit AeroSystems Holdings Inc., Class A	35,665
191	Teledyne Technologies Inc., (2)	69,726
253	TransDigm Group Inc., (2)	162,750
2	TransUnion	183
758	United Parcel Service Inc., Class B	78,468
301	Waste Management Inc.	36,632
	Total Industrials	1,446,927
	Information Technology – 24.4%
1,156	Accenture PLC, Class A	237,223
556	Adobe Inc., (2)	195,234
1,698	Applied Materials Inc.	98,467
1,017	Automatic Data Processing Inc.	174,304
4,649	Cisco Systems Inc.	213,714
709	FLIR Systems Inc.	36,542
6,881	Hewlett Packard Enterprise Co	95,852
1,668	International Business Machines Corp	239,742
987	Keysight Technologies Inc., (2)	91,781
22	Lam Research Corp	6,561

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
1,360	Maxim Integrated Products Inc.	$81,763
4,598	Microsoft Corp	782,718
1,478	NortonLifeLock Inc.	42,005
1,151	NVIDIA Corp	272,131
1,059	salesforce.com Inc., (2)	193,066
1,762	TE Connectivity Ltd	162,421
2,001	Texas Instruments Inc.	241,421
1,320	Trimble Inc., (2)	56,126
1,851	Visa Inc., Class A	368,293
1,050	Xerox Holdings Corp	37,348
	Total Information Technology	3,626,712
	Materials – 4.0%
7,733	Amcor PLC	81,892
6	Axalta Coating Systems Ltd, (2)	173
11	Ball Corp	794
1,060	Ecolab Inc.	207,876
443	International Flavors & Fragrances Inc.	58,082
1,233	Mosaic Co	24,463
584	Newmont Corp	26,315
561	PPG Industries Inc.	67,230
197	Sherwin-Williams Co	109,727
603	Steel Dynamics Inc.	18,018
	Total Materials	594,570
	Real Estate – 3.9%
1,069	American Tower Corp	247,730
7	CBRE Group Inc., Class A, (2)	427
303	Equinix Inc.	178,688
10	Equity Residential	831
2,806	Host Hotels & Resorts Inc.	45,850
113	Jones Lang LaSalle Inc.	19,190
812	Prologis Inc.	75,419
16	SBA Communications Corp	3,993
22	UDR Inc.	1,054
9	Welltower Inc.	764
	Total Real Estate	573,946
	Utilities – 3.2%
1,740	Consolidated Edison Inc.	163,560
7	Equitable Holdings Inc.	168
1,007	Eversource Energy	93,087

Shares	Description (1)	Value
	Utilities (continued)
1,361	Sempra Energy	$218,631
	Total Utilities	475,446
	Total Long-Term Investments (cost $13,686,389)	14,827,546
	Other Assets Less Liabilities – 0.2%	34,011
	Net Assets – 100%	$14,861,557
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$14,827,546	$ —	$ —	$14,827,546

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 9.6%
20,768	Activision Blizzard Inc.	$1,214,513
3,721	Alphabet Inc., Class A, (2)	5,331,374
2,777	Alphabet Inc., Class C , (2)	3,982,857
9,280	Liberty Global PLC, Class A, (2)	190,425
23,666	Liberty Global PLC, Class C, (2)	461,014
136,383	Sirius XM Holdings Inc.	964,228
6,056	TripAdvisor Inc., (2)	165,450
	Total Communication Services	12,309,861
	Consumer Discretionary – 17.5%
1,175	Booking Holdings Inc., (2)	2,150,896
215	Chipotle Mexican Grill Inc., (2)	186,353
30,827	eBay Inc.	1,034,554
12,247	Expedia Group Inc.	1,328,187
7,903	Grubhub Inc., (2)	427,948
6,588	Hilton Worldwide Holdings Inc.	710,186
13,714	Home Depot Inc.	3,128,163
19,641	Lowe's Cos Inc.	2,283,070
3,162	MercadoLibre Inc.	2,096,406
21,185	NIKE Inc., Class B	2,040,116
3	NVR Inc., (2)	11,451
28,070	Starbucks Corp	2,381,178
5,426	Tesla Inc., (2)	3,529,993
12,231	TJX Cos Inc.	722,118
84	Ulta Beauty Inc., (2)	22,505
605	Under Armour Inc., Class A, (2)	12,209
673	Under Armour Inc., Class C, (2)	12,087
141	VF Corp	11,699
3,253	Wayfair Inc., Class A, (2)	304,806
	Total Consumer Discretionary	22,393,925
	Consumer Staples – 3.4%
8,686	Costco Wholesale Corp	2,653,747
4,378	Estee Lauder Cos Inc., Class A	854,410
3,009	Lamb Weston Holdings Inc.	274,752

Shares	Description (1)	Value
	Consumer Staples (continued)
3,684	McCormick & Co Inc.	$601,855
	Total Consumer Staples	4,384,764
	Energy – 0.6%
555	Baker Hughes Co	12,021
13,074	Cheniere Energy Inc., (2)	774,504
	Total Energy	786,525
	Financials – 4.0%
4,037	American Express Co	524,285
16,326	Marsh & McLennan Cos Inc.	1,826,226
1,960	Moody's Corp	503,309
7,863	S&P Global Inc.	2,309,599
131	SVB Financial Group, (2)	31,483
	Total Financials	5,194,902
	Health Care – 11.0%
3,962	ABIOMED Inc., (2)	738,081
5,655	Align Technology Inc., (2)	1,453,900
23,510	Centene Corp, (2)	1,476,663
5,918	DexCom Inc., (2)	1,424,758
3,312	Edwards Lifesciences Corp, (2)	728,176
1,034	Elanco Animal Health Inc., (2)	31,951
11,018	Eli Lilly & Co	1,538,554
1,704	HCA Inc.	236,515
3,119	Humana Inc.	1,048,733
955	IQVIA Holdings Inc., (2)	148,264
94	Jazz Pharmaceuticals PLC, (2)	13,475
923	Laboratory Corp of America Holdings, (2)	161,894
15	Mettler-Toledo International Inc., (2)	11,358
8,448	Thermo Fisher Scientific Inc.	2,645,829
1,759	Varian Medical Systems Inc., (2)	247,263
9,485	Vertex Pharmaceuticals Inc., (2)	2,153,569
	Total Health Care	14,058,983
	Industrials – 12.4%
93	Acuity Brands Inc.	10,962
113	Allegion PLC	14,613
242	AO Smith Corp	10,331
427	Copart Inc., (2)	43,323
27,314	CSX Corp	2,085,151
2,899	Dover Corp	330,051
163	Expeditors International of Washington Inc.	11,906

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
340	Fastenal Co	$11,859
292	Flowserve Corp	13,631
14,545	Fortive Corp	1,089,857
228	Fortune Brands Home & Security Inc.	15,666
3,764	HEICO Corp	460,827
6,674	HEICO Corp, Class A	641,705
24,113	IHS Markit Ltd	1,901,551
8,133	Ingersoll-Rand PLC	1,083,560
38	Lennox International Inc.	8,853
293	Masco Corp	13,923
66	Old Dominion Freight Line Inc.	12,951
214	Robert Half International Inc.	12,448
5,124	Rockwell Automation Inc.	982,066
4,846	Roper Technologies Inc.	1,849,524
6,187	Spirit AeroSystems Holdings Inc., Class A	404,135
2,304	Teledyne Technologies Inc., (2)	841,098
3,073	TransDigm Group Inc., (2)	1,976,799
16,436	TransUnion	1,507,181
2,374	United Parcel Service Inc., Class B	245,757
2,232	Verisk Analytics Inc.	362,633
41	WW Grainger Inc.	12,410
	Total Industrials	15,954,771
	Information Technology – 33.6%
13,154	Accenture PLC, Class A	2,699,332
9,299	Adobe Inc., (2)	3,265,251
34,199	Applied Materials Inc.	1,983,200
5,476	Autodesk Inc., (2)	1,077,951
182	Cadence Design Systems Inc., (2)	13,124
3,367	Citrix Systems Inc.	408,148
4,191	FLIR Systems Inc.	216,004
83	Intuit Inc.	23,272
15,564	Keysight Technologies Inc., (2)	1,447,296
13,216	Mastercard Inc., Class A	4,175,463
73,573	Microsoft Corp	12,524,332
12,158	NVIDIA Corp	2,874,516
54	Paycom Software Inc., (2)	17,181
2,946	PTC Inc., (2)	244,871
16,417	salesforce.com Inc., (2)	2,992,983
20,830	Texas Instruments Inc.	2,513,139
22,053	Trimble Inc., (2)	937,694

Shares	Description (1)	Value
	Information Technology (continued)
23,399	Visa Inc., Class A	$4,655,699
6,728	VMware Inc., Class A, (2)	996,148
	Total Information Technology	43,065,604
	Materials – 4.5%
96	Avery Dennison Corp	12,599
10,938	Ball Corp	789,505
10,021	Ecolab Inc.	1,965,218
9,736	PPG Industries Inc.	1,166,762
3,231	Sherwin-Williams Co	1,799,635
	Total Materials	5,733,719
	Real Estate – 3.3%
10,883	American Tower Corp	2,522,026
2,844	Equinix Inc.	1,677,192
	Total Real Estate	4,199,218
	Total Long-Term Investments (cost $116,085,978)	128,082,272

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$170	Federal Home Loan Bank, Discount Notes	0.000%	2/03/20	N/R	$170,000
	Total Short-Term Investments (cost $170,000)				170,000
	Total Investments (cost $116,255,978) – 100.0%				128,252,272
	Other Assets Less Liabilities – 0.0%				18,678
	Net Assets – 100%				$128,270,950
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$128,082,272	$ —	$ —	$128,082,272
Short-Term Investments:
U.S. Government and Agency Obligations	—	170,000	—	170,000
Total	$128,082,272	$170,000	$ —	$128,252,272

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 8.4%
9,420	Activision Blizzard Inc.	$550,882
100,136	CenturyLink Inc.	1,367,858
12,319	Discovery Inc., Class C, (2)	342,099
5,877	Liberty Global PLC, Class A, (2)	120,596
14,759	Liberty Global PLC, Class C, (2)	287,505
7,947	Omnicom Group Inc.	598,488
94	Roku Inc., (2)	11,369
71,185	Verizon Communications Inc.	4,231,236
30,067	Walt Disney Co	4,158,567
	Total Communication Services	11,668,600
	Consumer Discretionary – 3.8%
2,106	Aptiv PLC	178,568
329	Aramark	14,522
150	Darden Restaurants Inc.	17,464
1,748	Garmin Ltd	169,469
9,840	Genuine Parts Co	920,729
950	Hanesbrands Inc.	13,072
11,887	Harley-Davidson Inc.	397,026
5,532	Mohawk Industries Inc., (2)	728,454
270	Norwegian Cruise Line Holdings Ltd, (2)	14,539
8,732	Royal Caribbean Cruises Ltd	1,022,343
676	Tapestry Inc.	17,420
5,455	Target Corp	604,087
8,244	Tiffany & Co	1,104,861
63	Vail Resorts Inc.	14,774
	Total Consumer Discretionary	5,217,328
	Consumer Staples – 13.7%
14,385	Bunge Ltd	754,206
327	Campbell Soup Co	15,824
74,141	Coca-Cola Co	4,329,834
20,285	Colgate-Palmolive Co	1,496,627
16,656	General Mills Inc.	869,776
29,350	Hormel Foods Corp	1,387,081
6,752	Ingredion Inc.	594,176

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
12,348	Kellogg Co	$842,257
27,172	PepsiCo Inc.	3,858,967
39,790	Procter & Gamble Co	4,958,630
	Total Consumer Staples	19,107,378
	Energy – 4.3%
22,467	Baker Hughes Co	486,635
39,418	National Oilwell Varco Inc.	812,405
28,804	ONEOK Inc.	2,156,556
43,130	TechnipFMC PLC	712,076
21,340	Valero Energy Corp	1,799,175
	Total Energy	5,966,847
	Financials – 23.4%
35,782	Aflac Inc.	1,845,278
136	American Financial Group Inc.	14,795
40,576	American International Group Inc.	2,039,350
88	Ameriprise Financial Inc	14,556
339	Arch Capital Group Ltd, (2)	14,970
177	Arthur J Gallagher & Co	18,155
98	Assurant Inc.	12,795
44,259	Bank of New York Mellon Corp	1,981,918
4,736	BlackRock Inc.	2,497,530
371	Brown & Brown Inc.	16,658
116	Cboe Global Markets Inc	14,294
16,032	Chubb Ltd	2,436,704
46,364	Citigroup Inc.	3,449,945
375	Citizens Financial Group Inc.	13,980
5,109	CME Group Inc.	1,109,215
196	Comerica Inc.	11,987
20,002	Discover Financial Services	1,502,750
326	E*TRADE Financial Corp	13,894
467	East West Bancorp Inc.	21,407
451	Fifth Third Bancorp	12,831
161	Globe Life Inc.	16,786
36,853	Huntington Bancshares Inc.	500,095
101,588	KeyCorp	1,900,712
485	KKR & Co Inc., Class A	15,472
244	Lincoln National Corp	13,293
27,667	Loews Corp	1,423,467
94	M&T Bank Corp	15,841
18,959	Marsh & McLennan Cos Inc.	2,120,754

Shares	Description (1)	Value
	Financials (continued)
46,313	Morgan Stanley	$2,420,317
155	Northern Trust Corp	15,161
885	People's United Financial Inc.	13,647
3,317	PNC Financial Services Group Inc	492,740
250	Principal Financial Group Inc.	13,238
860	Regions Financial Corp	13,390
87	Reinsurance Group of America Inc., Class A	12,532
109	Signature Bank/New York NY	15,466
345	State Street Corp	26,092
104	T Rowe Price Group Inc	13,887
353	TD Ameritrade Holding Corp	16,760
15,394	Travelers Cos Inc.	2,026,158
39,583	Truist Financial Corp	2,041,295
44,703	US Bancorp	2,379,094
271	Zions Bancorp NA	12,328
	Total Financials	32,561,537
	Health Care – 12.7%
34,716	AbbVie Inc.	2,812,690
180	Agilent Technologies Inc	14,861
1,425	Amgen Inc.	307,871
57	Biogen Inc., (2)	15,324
45,924	Bristol-Myers Squibb Co	2,890,916
10,509	Cardinal Health Inc.	538,166
258	Centene Corp, (2)	16,205
2,175	Cigna Corp	418,426
36,887	CVS Health Corp	2,501,676
22,865	Dentsply Sirona Inc.	1,280,440
23,347	Elanco Animal Health Inc., (2)	721,422
18,859	Gilead Sciences Inc.	1,191,889
204	Henry Schein Inc., (2)	14,064
95	IQVIA Holdings Inc., (2)	14,749
116	Jazz Pharmaceuticals PLC, (2)	16,629
84	Laboratory Corp of America Holdings, (2)	14,734
46,458	Merck & Co Inc.	3,969,371
143	Quest Diagnostics Inc.	15,826
2,985	STERIS PLC	449,810
3,236	Varian Medical Systems Inc., (2)	454,885
	Total Health Care	17,659,954
	Industrials – 8.9%
15,948	3M Co	2,530,310

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
897	Amerco	$333,029
15,837	Caterpillar Inc.	2,080,190
9,996	CH Robinson Worldwide Inc.	721,911
80	Cummins Inc	12,798
15,910	Eaton Corp PLC	1,503,018
4,407	Expeditors International of Washington Inc.	321,887
385	Fastenal Co	13,429
287	Flowserve Corp	13,397
4,069	Fortive Corp	304,890
40,521	Johnson Controls International plc	1,598,553
315	Masco Corp	14,969
36,155	Nielsen Holdings PLC	737,562
4,001	Parker-Hannifin Corp	782,956
83	Rockwell Automation Inc.	15,908
3,710	Roper Technologies Inc.	1,415,958
246	Southwest Airlines Co	13,525
90	Stanley Black & Decker Inc	14,340
92	United Rentals Inc., (2)	12,483
	Total Industrials	12,441,113
	Information Technology – 10.4%
67,566	Cisco Systems Inc.	3,106,009
267	FLIR Systems Inc.	13,761
63,048	Hewlett Packard Enterprise Co	878,259
100,723	HP Inc	2,147,414
74,945	Intel Corp	4,791,234
21,895	International Business Machines Corp	3,146,968
831	Lam Research Corp	247,813
836	TE Connectivity Ltd	77,063
367	Xerox Holdings Corp	13,054
	Total Information Technology	14,421,575
	Materials – 4.2%
129,650	Amcor PLC	1,372,993
37,122	Dow Inc	1,710,211
3,479	International Flavors & Fragrances Inc.	456,132
37,435	Mosaic Co	742,710
19,228	Newmont Corp	866,414
231	PPG Industries Inc.	27,683
22,322	Steel Dynamics Inc.	666,981
	Total Materials	5,843,124

Shares	Description (1)	Value
	Real Estate – 5.0%
3,757	Boston Properties Inc	$538,566
23,875	Equity Residential	1,983,535
74,189	Host Hotels & Resorts Inc.	1,212,248
2,647	Jones Lang LaSalle Inc.	449,513
662	Kimco Realty Corp	12,611
23,519	Prologis Inc.	2,184,445
6,282	Welltower Inc.	533,405
443	WP Carey Inc.	37,265
	Total Real Estate	6,951,588
	Utilities – 4.9%
23,121	Consolidated Edison Inc.	2,173,374
24,655	Eversource Energy	2,279,108
14,663	Sempra Energy	2,355,465
	Total Utilities	6,807,947
	Total Long-Term Investments (cost $133,485,610)	138,646,991

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$180	Federal Home Loan Bank, Discount Notes	0.000%	2/03/20	N/R	$180,000
	Total Short-Term Investments (cost $180,000)				180,000
	Total Investments (cost $133,665,610) – 99.8%				138,826,991
	Other Assets Less Liabilities – 0.2%				238,648
	Net Assets – 100%				$139,065,639
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$138,646,991	$ —	$ —	$138,646,991
Short-Term Investments:
U.S. Government and Agency Obligations	—	180,000	—	180,000
Total	$138,646,991	$180,000	$ —	$138,826,991

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 7.0%
9,091	Liberty Broadband Corp, Class C, (2)	$1,208,467
3,857	Match Group Inc., (2)	301,695
3,159	Roku Inc., (2)	382,081
61,045	Snap Inc., Class A, (2)	1,122,007
8,541	Take-Two Interactive Software Inc., (2)	1,064,550
6,373	TripAdvisor Inc., (2)	174,110
	Total Communication Services	4,252,910
	Consumer Discretionary – 9.6%
18,937	Aramark	835,879
994	Chipotle Mexican Grill Inc., (2)	861,559
3,069	Domino's Pizza Inc.	864,691
29,203	LKQ Corp, (2)	954,500
3,928	Lululemon Athletica Inc., (2)	940,324
2,347	Tractor Supply Co	218,154
9,121	Under Armour Inc., Class A, (2)	184,062
13,741	Under Armour Inc., Class C, (2)	246,788
7,896	Wayfair Inc., Class A, (2)	739,855
	Total Consumer Discretionary	5,845,812
	Consumer Staples – 1.5%
580	Lamb Weston Holdings Inc.	52,960
5,485	McCormick & Co Inc.	896,084
	Total Consumer Staples	949,044
	Energy – 1.6%
16,734	Cheniere Energy Inc., (2)	991,322
	Financials – 5.7%
21,256	Brown & Brown Inc.	954,394
1,715	Erie Indemnity Co, Class A	285,548
2,035	FactSet Research Systems Inc.	582,234
5,820	First Republic Bank/CA	645,322
2,124	MarketAxess Holdings Inc.	752,278
1,101	SVB Financial Group, (2)	264,603
	Total Financials	3,484,379

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care – 20.1%
3,210	Align Technology Inc., (2)	$825,291
7,067	DaVita Inc., (2)	564,441
4,668	DexCom Inc., (2)	1,123,821
11,162	Henry Schein Inc., (2)	769,508
4,824	IDEXX Laboratories Inc., (2)	1,307,352
5,638	Jazz Pharmaceuticals PLC, (2)	808,207
5,133	Laboratory Corp of America Holdings, (2)	900,328
1,702	Mettler-Toledo International Inc., (2)	1,288,721
11,332	PerkinElmer Inc.	1,047,984
9,045	ResMed Inc.	1,437,884
5,249	STERIS PLC	790,972
81	Varian Medical Systems Inc., (2)	11,386
5,246	Waters Corp, (2)	1,174,002
1,637	West Pharmaceutical Services Inc.	255,290
	Total Health Care	12,305,187
	Industrials – 17.9%
3,546	Acuity Brands Inc.	417,967
1,885	Allegion PLC	243,768
14,266	Copart Inc., (2)	1,447,428
7,856	Expeditors International of Washington Inc.	573,802
9,351	Fastenal Co	326,163
951	Fortune Brands Home & Security Inc.	65,343
5,921	Kansas City Southern	998,814
3,523	Lennox International Inc.	820,789
9,255	Robert Half International Inc.	538,363
3,135	Teledyne Technologies Inc., (2)	1,144,463
9,539	Verisk Analytics Inc.	1,549,801
6,576	WABCO Holdings Inc.	892,035
2,621	WW Grainger Inc.	793,298
13,881	Xylem Inc.	1,133,523
	Total Industrials	10,945,557
	Information Technology – 25.7%
3,022	ANSYS Inc., (2)	829,025
2,506	Arista Networks Inc., (2)	559,690
5,421	Booz Allen Hamilton Holding Corp	423,055
9,568	Cadence Design Systems Inc., (2)	689,949
2,116	Citrix Systems Inc.	256,502
6,563	Cognex Corp	334,516
13,605	FLIR Systems Inc.	701,202
11,326	Fortinet Inc., (2)	1,306,567

Shares	Description (1)	Value
	Information Technology (continued)
7,037	Jack Henry & Associates Inc.	$1,052,313
12,020	Keysight Technologies Inc., (2)	1,117,740
11,179	Maxim Integrated Products Inc.	672,081
7,847	Okta Inc., (2)	1,004,808
14,173	ON Semiconductor Corp, (2)	328,105
4,384	Paycom Software Inc., (2)	1,394,813
10,830	PTC Inc., (2)	900,190
3,275	RingCentral Inc., Class A, (2)	673,275
8,107	Skyworks Solutions Inc.	917,307
1,286	Splunk Inc., (2)	199,664
20,538	Trimble Inc., (2)	873,276
8,355	Twilio Inc., Class A, (2)	1,038,861
1,860	Zebra Technologies Corp, Class A, (2)	444,577
	Total Information Technology	15,717,516
	Materials – 5.1%
3,500	Avery Dennison Corp	459,340
16,222	Axalta Coating Systems Ltd, (2)	467,356
19,965	Ball Corp	1,441,074
5,386	Vulcan Materials Co	762,819
	Total Materials	3,130,589
	Real Estate – 5.0%
22,087	CBRE Group Inc., Class A, (2)	1,348,411
2,926	Essex Property Trust Inc.	906,358
3,526	Extra Space Storage Inc.	390,258
9,074	UDR Inc.	434,735
	Total Real Estate	3,079,762
	Utilities – 0.7%
3,117	American Water Works Co Inc.	424,535
	Total Long-Term Investments (cost $55,959,892)	61,126,613
	Other Assets Less Liabilities – 0.1%	42,849
	Net Assets – 100%	$61,169,462

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$61,126,613	$ —	$ —	$61,126,613

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 2.5%
342	Discovery Inc., (2)	$10,007
29,236	Discovery Inc., Class C, (2)	811,884
8,666	Interpublic Group of Cos Inc.	196,718
2,822	Roku Inc., (2)	341,321
	Total Communication Services	1,359,930
	Consumer Discretionary – 15.4%
1,085	Aramark	47,892
6,084	Best Buy Co Inc.	515,254
5,069	BorgWarner Inc.	173,816
9,542	Darden Restaurants Inc.	1,110,975
10,820	Garmin Ltd	1,048,999
20,555	Hanesbrands Inc.	282,837
18,379	Harley-Davidson Inc.	613,859
8,167	Hasbro Inc.	831,972
5,583	Mohawk Industries Inc., (2)	735,169
44,181	Newell Brands Inc.	862,855
1,811	Nordstrom Inc.	66,754
183	PVH Corp	15,952
8,318	Tiffany & Co	1,114,778
3,974	Vail Resorts Inc.	931,943
	Total Consumer Discretionary	8,353,055
	Consumer Staples – 4.4%
16,252	Bunge Ltd	852,092
14,590	Campbell Soup Co	706,010
9,289	Ingredion Inc.	817,432
	Total Consumer Staples	2,375,534
	Energy – 2.9%
41,750	National Oilwell Varco Inc.	860,467
44,214	TechnipFMC PLC	729,973
	Total Energy	1,590,440
	Financials – 18.7%
10,183	Ally Financial Inc.	326,161
27,327	Arch Capital Group Ltd, (2)	1,206,760
12,540	Arthur J Gallagher & Co	1,286,228

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
6,783	Assurant Inc.	$885,588
30,534	Citizens Financial Group Inc.	1,138,308
1,065	Comerica Inc.	65,135
14,176	E*TRADE Financial Corp	604,181
142	Hartford Financial Services Group Inc.	8,418
50,716	Invesco Ltd	877,387
16,695	Lincoln National Corp	909,544
36,188	People's United Financial Inc.	558,019
10,175	Principal Financial Group Inc.	538,766
10,733	Regions Financial Corp	167,113
5,850	Reinsurance Group of America Inc., Class A	842,692
4,730	Signature Bank/New York NY	671,140
187	Zions Bancorp NA	8,507
	Total Financials	10,093,947
	Health Care – 3.4%
13,877	Dentsply Sirona Inc.	777,112
119	Henry Schein Inc., (2)	8,204
1,528	Jazz Pharmaceuticals PLC, (2)	219,039
7,433	Quest Diagnostics Inc.	822,610
	Total Health Care	1,826,965
	Industrials – 11.2%
2,028	Amerco	752,935
7,873	CH Robinson Worldwide Inc.	568,588
176	Expeditors International of Washington Inc.	12,855
16,851	Fastenal Co	587,763
1,217	Flowserve Corp	56,810
21,601	HD Supply Holdings Inc., (2)	880,025
3,064	ManpowerGroup Inc.	280,325
2,711	Masco Corp	128,827
40,467	Nielsen Holdings PLC	825,527
13,500	Owens Corning	816,615
5,632	Snap-on Inc.	899,036
1,751	United Rentals Inc., (2)	237,593
	Total Industrials	6,046,899
	Information Technology – 8.6%
15,278	FLIR Systems Inc.	787,428
9,586	Juniper Networks Inc.	219,903
42,786	Marvell Technology Group Ltd	1,028,575
36,238	Sabre Corp	780,567

Shares	Description (1)	Value
	Information Technology (continued)
4,038	Skyworks Solutions Inc.	$456,900
37,700	Western Union Co	1,014,130
10,481	Xerox Holdings Corp	372,809
	Total Information Technology	4,660,312
	Materials – 8.0%
114,414	Amcor PLC	1,211,644
6,821	Celanese Corp	705,973
7,979	International Flavors & Fragrances Inc.	1,046,127
28,192	Mosaic Co	559,329
12,751	Sealed Air Corp	452,661
11,201	Steel Dynamics Inc.	334,686
	Total Materials	4,310,420
	Real Estate – 19.0%
28,899	Duke Realty Corp	1,049,323
31,022	Healthpeak Properties Inc.	1,116,482
60,596	Host Hotels & Resorts Inc.	990,139
28,235	Iron Mountain Inc.	892,508
5,653	Jones Lang LaSalle Inc.	959,992
16,111	Kimco Realty Corp	306,915
15,725	Liberty Property Trust	985,171
7,550	Mid-America Apartment Communities Inc.	1,035,935
11,802	Regency Centers Corp	732,196
12,981	UDR Inc.	621,920
40,714	VICI Properties Inc.	1,091,135
6,081	WP Carey Inc.	511,534
	Total Real Estate	10,293,250
	Utilities – 5.7%
19,328	CMS Energy Corp	1,324,161
34,915	Equitable Holdings Inc.	838,659
21,980	UGI Corp	914,148
	Total Utilities	3,076,968
	Total Long-Term Investments (cost $53,235,212)	53,987,720
	Other Assets Less Liabilities – 0.2%	101,875
	Net Assets – 100%	$54,089,595

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$53,987,720	$ —	$ —	$53,987,720

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 2.4%
13,295	Boingo Wireless Inc., (2)	$149,436
156	Cable One Inc.	265,829
85,804	Clear Channel Outdoor Holdings Inc., (2)	234,245
17,375	Gogo Inc., (2)	91,392
9,483	Gray Television Inc.	192,315
16,795	Iridium Communications Inc, (2)	429,112
11,373	John Wiley & Sons Inc., Class A	496,090
3,721	Loral Space & Communications Inc, (2)	119,704
2,894	Madison Square Garden Co, Class A, (2)	857,174
6,250	National CineMedia Inc	46,125
14,141	New York Times Co, Class A	452,653
6,532	Rosetta Stone Inc, (2)	112,024
9,107	Scholastic Corp	300,076
796	Shenandoah Telecommunications Co	32,119
13,360	TEGNA Inc	225,784
7,649	WideOpenWest Inc, (2)	51,631
7,138	World Wrestling Entertainment Inc., Class A	348,905
126,785	Zynga Inc., Class A, (2)	763,246
	Total Communication Services	5,167,860
	Consumer Discretionary – 13.2%
3,807	1-800-Flowers.com Inc., Class A, (2)	57,828
12,141	Aaron's Inc.	720,690
25,649	American Axle & Manufacturing Holdings Inc.	236,997
4,741	American Public Education Inc., (2)	112,978
1,449	America's Car-Mart Inc., (2)	159,071
1,301	Asbury Automotive Group Inc., (2)	125,481
5,562	At Home Group Inc., (2)	31,481
5,835	AutoNation Inc., (2)	247,637
2,359	Big Lots Inc.	63,835
10,494	Bright Horizons Family Solutions Inc., (2)	1,718,183
6,028	Brinker International Inc.	257,335
27,256	Callaway Golf Co	583,824
10,544	Camping World Holdings Inc., Class A	164,170
5,128	Carriage Services Inc.	121,380

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
4,773	Century Communities Inc., (2)	$141,615
999	Cooper Tire & Rubber Co	26,464
3,313	Cooper-Standard Holdings Inc., (2)	87,861
8,227	Core-Mark Holding Co Inc.	192,841
7,479	Crocs Inc., (2)	283,529
7,786	Dave & Buster's Entertainment Inc., (2)	343,830
1,878	Deckers Outdoor Corp, (2)	358,529
3,890	Designer Brands Inc., Class A	55,394
2,202	Dine Brands Global Inc.	187,720
4,859	Dorman Products Inc., (2)	339,158
9,273	Dunkin' Brands Group Inc.	724,129
6,747	El Pollo Loco Holdings Inc., (2)	92,974
14,147	Etsy Inc., (2)	690,515
2,750	Five Below Inc., (2)	311,355
2,971	Foot Locker Inc.	112,809
13,868	Fossil Group Inc., (2)	93,332
10,105	frontdoor Inc., (2)	430,271
14,510	GameStop Corp, Class A	55,718
29,068	Goodyear Tire & Rubber Co	381,663
37,837	GoPro Inc., Class A, (2)	149,078
1,059	Graham Holdings Co, Class B	581,624
3,103	Green Brick Partners Inc., (2)	35,964
2,382	Group 1 Automotive Inc.	240,034
22,566	H&R Block Inc.	523,531
1,921	Hamilton Beach Brands Holding Co, Class A	30,352
6,214	Helen of Troy Ltd, (2)	1,174,757
3,508	Hooker Furniture Corp	86,437
10,687	Houghton Mifflin Harcourt Co, (2)	58,992
8,388	iRobot Corp, (2)	394,655
971	Jack in the Box Inc	79,379
1,948	Johnson Outdoors Inc., Class A	153,113
613	KB Home	23,018
6,258	Kontoor Brands Inc	238,680
3,229	Lands' End Inc, (2)	37,618
5,127	La-Z-Boy Inc	157,091
14,178	Levi Strauss & Co, Class A	278,456
1,382	LGI Homes Inc, (2)	110,201
1,903	Lithia Motors Inc., Class A	258,123
16,930	Macy's Inc	270,033
6,492	Malibu Boats Inc., Class A, (2)	284,285

Shares	Description (1)	Value
	Consumer Discretionary (continued)
6,395	MarineMax Inc, (2)	$127,452
4,010	Marriott Vacations Worldwide Corp	482,162
6,020	MasterCraft Boat Holdings Inc, (2)	105,771
46,122	Mattel Inc	674,765
3,204	Meritage Homes Corp, (2)	227,356
13,828	Michaels Cos Inc, (2)	68,172
9,016	Modine Manufacturing Co	63,382
5,338	Monro Inc	334,693
1,150	Movado Group Inc	19,803
3,610	Murphy USA Inc, (2)	368,834
11,324	National Vision Holdings Inc, (2)	386,375
130,055	Office Depot Inc	288,722
11,037	Planet Fitness Inc., Class A, (2)	891,679
6,804	Pool Corp	1,492,117
22,350	Quotient Technology Inc, (2)	225,064
2,762	Red Robin Gourmet Burgers Inc, (2)	90,787
2,264	Rent-A-Center Inc.	65,950
17,955	Sally Beauty Holdings Inc, (2)	275,609
42,930	Service Corp International	2,058,493
25,082	ServiceMaster Global Holdings Inc, (2)	904,206
6,452	Shake Shack Inc., Class A, (2)	435,187
11,536	Signet Jewelers Ltd	280,440
745	Sinclair Broadcast Group Inc., Class A	22,290
5,595	Sleep Number Corp, (2)	288,646
6,443	Sonos Inc, (2)	88,398
10,904	Stitch Fix Inc., Class A, (2)	249,702
8,578	Tenneco Inc., Class A	81,234
8,846	The EW Scripps Co, Class A	107,390
9,744	Thor Industries Inc	784,587
14,838	Tupperware Brands Corp	92,886
4,092	Unifi Inc, (2)	88,060
2,517	Visteon Corp, (2)	200,882
26,689	Wendy's Co	578,351
278	Winmark Corp	55,314
4,109	Wolverine World Wide Inc	129,721
11,956	WW International Inc, (2)	394,309
7,661	YETI Holdings Inc, (2)	278,554
	Total Consumer Discretionary	27,983,361
	Consumer Staples – 3.3%
9,428	Andersons Inc.	213,261

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
3,282	Beyond Meat Inc., (2)	$362,399
24,461	BJ's Wholesale Club Holdings Inc., (2)	501,940
1,836	Casey's General Stores Inc.	295,339
40,018	Darling Ingredients Inc., (2)	1,085,688
11,388	Edgewell Personal Care Co	294,038
11,609	Energizer Holdings Inc.	537,032
3,552	Farmer Brothers Co	42,553
8,303	Fresh Del Monte Produce Inc	260,548
8,616	Freshpet Inc., (2)	541,774
4,950	Hain Celestial Group Inc., (2)	119,840
16,069	Herbalife Nutrition Ltd	624,281
3,184	Medifast Inc	307,670
1,966	Performance Food Group Co, (2)	101,819
3,245	PriceSmart Inc	198,789
20,289	Simply Good Foods Co, (2)	466,038
8,136	SpartanNash Co	99,097
5,135	Spectrum Brands Holdings Inc	315,340
1,406	Sprouts Farmers Market Inc, (2)	21,976
15,925	United Natural Foods Inc., (2)	114,660
14,737	US Foods Holding Corp, (2)	591,985
	Total Consumer Staples	7,096,067
	Energy – 2.9%
70,694	Antero Midstream Corp	356,298
16,972	Apergy Corp, (2)	438,896
39,913	Archrock Inc.	333,274
14,458	Cactus Inc., Class A	416,680
43,797	Clean Energy Fuels Corp, (2)	100,733
8,103	Core Laboratories NV	284,658
10,268	Delek US Holdings Inc.	281,959
4,448	DMC Global Inc.	186,060
9,949	Dril-Quip Inc., (2)	406,914
82,226	EnLink Midstream LLC	413,597
66,862	Equitrans Midstream Corp	646,556
9,068	Exterran Corp, (2)	48,967
27,440	Frank's International NV	96,040
11,116	Green Plains Inc.	138,616
34,098	Helix Energy Solutions Group Inc., (2)	284,377
17,161	Liberty Oilfield Services Inc., Class A	145,525
8,160	Matrix Service Co, (2)	164,179
23,749	Newpark Resources Inc, (2)	118,745

Shares	Description (1)	Value
	Energy (continued)
14,510	Oceaneering International Inc	$180,069
16,464	Oil States International Inc, (2)	177,482
11,944	Renewable Energy Group Inc, (2)	313,888
18,092	Select Energy Services Inc., Class A, (2)	125,920
9,543	Solaris Oilfield Infrastructure Inc., Class A	110,031
10,976	Tidewater Inc, (2)	166,616
20,491	US Silica Holdings Inc	105,324
	Total Energy	6,041,404
	Financials – 16.2%
1,219	Affiliated Managers Group Inc.	97,337
3,323	Allegiance Bancshares Inc.	123,616
4,364	Amalgamated Bank, Class A	75,235
11,491	Ameris Bancorp	461,823
39,393	Apollo Commercial Real Estate Finance Inc.	720,104
6,335	Atlantic Capital Bancshares Inc., (2)	119,541
1,568	Atlantic Union Bankshares Corp	52,826
13,335	Bancorp Inc., (2)	157,753
5,207	BancorpSouth Bank	148,764
721	Bank of Hawaii Corp	64,602
20,725	Bank OZK	563,305
22,929	BankUnited Inc.	756,657
3,395	Banner Corp	175,012
6,952	BOK Financial Corp	548,513
3,685	Brightsphere Investment Group Inc.	33,939
5,431	Byline Bancorp Inc.	104,818
28,513	Cadence BanCorp	445,658
15,298	Capstead Mortgage Corp	125,750
5,594	Cathay General Bancorp	201,720
2,259	CBTX Inc.	66,753
56,780	Chimera Investment Corp	1,203,736
5,569	Cohen & Steers Inc.	411,995
1,544	Columbia Banking System Inc.	59,753
3,540	Columbia Financial Inc., (2)	59,366
1,637	Commerce Bancshares Inc.	110,759
8,404	Cowen Inc., Class A	135,052
5,171	Crawford & Co, Class A	45,195
3,045	Cullen/Frost Bankers Inc.	271,492
2,935	Customers Bancorp Inc., (2)	62,750
5,726	CVB Financial Corp	118,929
382	Diamond Hill Investment Group Inc.	53,774

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
9,520	Donnelley Financial Solutions Inc., (2)	$86,251
6,331	eHealth Inc., (2)	665,768
4,395	Equity Bancshares Inc., Class A, (2)	118,050
10,603	Evercore Inc., Class A	812,402
2,717	Exantas Capital Corp	32,821
678	Federal Agricultural Mortgage Corp, Class C	51,731
937	Federated Investors Inc.	33,948
31,582	First American Financial Corp	1,957,452
6,298	First Financial Bancorp	151,404
1,135	First Financial Bankshares Inc.	38,045
3,082	First Hawaiian Inc.	89,563
21,047	First Horizon National Corp	336,752
2,941	First Interstate BancSystem Inc., Class A	113,229
10,905	FirstCash Inc.	948,408
10,631	Flagstar Bancorp Inc.	374,636
16,558	Fulton Financial Corp	272,710
155,360	Genworth Financial Inc., Class A	636,976
3,904	Glacier Bancorp Inc.	165,412
16,011	Granite Point Mortgage Trust Inc.	292,841
3,476	Great Western Bancorp Inc.	102,716
15,319	Green Dot Corp, Class A, (2)	460,796
8,736	Hancock Whitney Corp	347,169
12,202	Hanover Insurance Group Inc.	1,690,953
4,311	Heartland Financial USA Inc.	210,851
3,945	Heritage Financial Corp/WA	101,702
4,216	HomeStreet Inc.	135,376
1,661	HomeTrust Bancshares Inc.	44,050
3,755	Hope Bancorp Inc.	52,213
12,617	Horace Mann Educators Corp	542,657
3,115	Independent Bank Corp	224,903
1,149	International Bancshares Corp	45,271
2,248	INTL FCStone Inc, (2)	107,140
71,376	Investors Bancorp Inc	862,579
8,145	Janus Henderson Group PLC	205,824
7,553	KKR Real Estate Finance Trust Inc	158,991
4,990	Legg Mason Inc	195,358
7,519	Live Oak Bancshares Inc	131,432
855	LPL Financial Holdings Inc	78,771
2,395	Luther Burbank Corp	24,692
2,437	Merchants Bancorp	47,960

Shares	Description (1)	Value
	Financials (continued)
1,736	Meta Financial Group Inc	$64,614
56,374	MGIC Investment Corp	777,397
3,740	Morningstar Inc	586,769
22,250	Mr Cooper Group Inc, (2)	275,455
4,457	National Bank Holdings Corp, Class A	145,298
47,858	New York Community Bancorp Inc	529,309
1,350	OceanFirst Financial Corp	31,401
7,172	Old National Bancorp	128,451
16,694	On Deck Capital Inc, (2)	68,112
4,075	Origin Bancorp Inc	143,603
14,857	PennyMac Financial Services Inc	500,978
2,859	People's Utah Bancorp	74,563
11,978	Pinnacle Financial Partners Inc	707,421
13,629	PRA Group Inc, (2)	481,921
5,077	Pzena Investment Management Inc., Class A	41,581
709	QCR Holdings Inc	29,140
19,838	Redwood Trust Inc	349,744
1,537	Sandy Spring Bancorp Inc	53,488
5,490	Seacoast Banking Corp of Florida, (2)	149,054
12,403	ServisFirst Bancshares Inc	455,810
10,692	Simmons First National Corp, Class A	256,394
5,839	South State Corp	441,487
81,510	Starwood Property Trust Inc	2,091,547
25,777	Sterling Bancorp	515,540
19,872	TCF Financial Corp	840,188
6,974	Texas Capital Bancshares Inc, (2)	383,291
7,448	Triumph Bancorp Inc, (2)	290,323
2,963	Trustmark Corp	94,757
4,219	UMB Financial Corp	280,395
27,136	Umpqua Holdings Corp	458,598
1,148	United Bankshares Inc.	39,376
4,214	Victory Capital Holdings Inc., Class A	87,904
7,933	Walker & Dunlop Inc	526,513
926	Washington Federal Inc	31,484
2,802	Webster Financial Corp	125,698
7,793	WesBanco Inc	258,104
895	Westamerica Bancorporation	56,707
9,544	Western Alliance Bancorp	527,115
857	Westwood Holdings Group Inc.	24,065
12,781	Wintrust Financial Corp	808,782

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
1,999	WSFS Financial Corp	$79,740
	Total Financials	34,338,447
	Health Care – 12.3%
7,170	Acadia Healthcare Co Inc., (2)	230,372
11,511	ACADIA Pharmaceuticals Inc., (2)	459,749
2,227	Accelerate Diagnostics Inc., (2)	37,414
6,407	Aerie Pharmaceuticals Inc., (2)	131,215
2,931	Agios Pharmaceuticals Inc., (2)	142,828
5,641	Akcea Therapeutics Inc., (2)	97,420
13,184	Alder Biopharmaceuticals Inc, (2), (3)	11,602
34,297	Allscripts Healthcare Solutions Inc., (2)	294,268
1,139	Amedisys Inc., (2)	201,022
2,978	AMN Healthcare Services Inc., (2)	200,658
7,370	AnaptysBio Inc., (2)	107,012
4,282	AngioDynamics Inc., (2)	58,963
44,378	Antares Pharma Inc., (2)	162,867
5,917	Arvinas Inc., (2)	286,738
6,898	Assembly Biosciences Inc., (2)	121,129
10,346	Atara Biotherapeutics Inc., (2)	136,878
10,267	AtriCure Inc., (2)	399,386
442	Atrion Corp	317,882
6,697	Avrobio Inc., (2)	145,526
992	Axonics Modulation Technologies Inc., (2)	28,798
2,078	Axsome Therapeutics Inc., (2)	180,412
44,804	BioCryst Pharmaceuticals Inc., (2)	127,691
6,800	BioTelemetry Inc., (2)	332,656
6,257	Bluebird Bio Inc., (2)	498,620
7,676	Brookdale Senior Living Inc., (2)	50,585
11,817	Bruker Corp	584,587
5,604	Cantel Medical Corp	364,596
7,179	Cardiovascular Systems Inc., (2)	325,855
6,579	Catalent Inc., (2)	401,977
7,238	Cerus Corp, (2)	29,024
2,187	Chemed Corp	1,021,417
12,789	Coherus Biosciences Inc., (2)	230,714
5,164	Collegium Pharmaceutical Inc., (2)	103,874
3,727	Computer Programs & Systems Inc.	96,902
1,805	CorVel Corp, (2)	165,284
24,546	Covetrus Inc., (2)	301,916
16,213	Cymabay Therapeutics Inc., (2)	24,968

Shares	Description (1)	Value
	Health Care (continued)
18,610	Denali Therapeutics Inc., (2)	$431,008
10,393	Dicerna Pharmaceuticals Inc., (2)	205,210
3,326	Eagle Pharmaceuticals Inc., (2)	179,005
5,297	Encompass Health Corp	408,028
3,939	Ensign Group Inc.	178,043
3,814	Evolus Inc., (2)	39,017
11,041	FibroGen Inc., (2)	462,066
7,968	Flexion Therapeutics Inc., (2)	139,599
8,257	G1 Therapeutics Inc., (2)	159,856
7,455	GenMark Diagnostics Inc., (2)	40,182
4,153	Glaukos Corp, (2)	233,606
8,149	Global Blood Therapeutics Inc., (2)	531,804
4,217	Globus Medical Inc., Class A, (2)	220,465
4,171	Guardant Health Inc., (2)	317,163
6,240	Haemonetics Corp, (2)	670,114
12,085	Halozyme Therapeutics Inc., (2)	229,373
10,093	Hanger Inc., (2)	246,572
453	Heska Corp, (2)	45,386
1,091	Hill-Rom Holdings Inc.	116,181
7,694	HMS Holdings Corp, (2)	210,200
1,345	Horizon Therapeutics Plc, (2)	46,389
24,186	Immunomedics Inc, (2)	449,134
16,056	Insmed Inc, (2)	329,790
9,231	Intersect ENT Inc, (2)	238,529
10,409	Karyopharm Therapeutics Inc, (2)	168,105
868	LeMaitre Vascular Inc	31,235
4,889	Ligand Pharmaceuticals Inc, (2)	429,303
2,014	Magellan Health Inc, (2)	147,445
1,302	MEDNAX Inc, (2)	30,037
9,272	Merit Medical Systems Inc, (2)	337,686
4,115	Mirati Therapeutics Inc, (2)	357,305
2,612	MyoKardia Inc, (2)	177,694
3,776	National Research Corp	255,522
19,942	NeoGenomics Inc, (2)	642,731
4,090	NextGen Healthcare Inc, (2)	56,687
4,757	NuVasive Inc., (2)	366,860
3,670	Odonate Therapeutics Inc, (2)	107,164
104,296	OPKO Health Inc, (2)	151,229
4,963	Optinose Inc, (2)	38,860
24,644	Option Care Health Inc, (2)	103,012

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
17,829	OraSure Technologies Inc, (2)	$125,694
4,244	Orthofix Medical Inc, (2)	183,595
1,977	OrthoPediatrics Corp, (2)	90,804
7,780	Owens & Minor Inc	48,703
2,841	Patterson Cos Inc	62,530
2,120	Pennant Group Inc, (2)	55,968
2,625	Penumbra Inc, (2)	460,583
5,633	PetIQ Inc, (2)	167,582
3,317	Phibro Animal Health Corp, Class A	78,679
1,012	Premier Inc., Class A, (2)	35,187
25,376	Progenics Pharmaceuticals Inc, (2)	113,177
11,016	Prothena Corp PLC, (2)	134,065
9,795	Quidel Corp, (2)	752,256
9,544	Quotient Ltd, (2)	71,151
22,231	R1 RCM Inc, (2)	277,888
1,694	RadNet Inc, (2)	38,234
1,957	Reata Pharmaceuticals Inc., Class A, (2)	428,172
9,780	Repligen Corp, (2)	981,814
4,258	Revance Therapeutics Inc, (2)	95,251
5,290	Sage Therapeutics Inc, (2)	350,621
4,702	STAAR Surgical Co, (2)	158,175
1,400	Supernus Pharmaceuticals Inc, (2)	32,018
2,379	Surgery Partners Inc, (2)	40,134
2,771	Surmodics Inc, (2)	109,150
2,927	Tactile Systems Technology Inc, (2)	164,468
4,324	Tandem Diabetes Care Inc, (2)	328,797
5,204	Teladoc Health Inc, (2)	529,299
2,607	Theravance Biopharma Inc, (2)	72,683
4,709	Tilray Inc, (2)	82,596
11,980	Tivity Health Inc, (2)	259,307
3,054	Triple-S Management Corp, Class B, (2)	53,811
6,950	Ultragenyx Pharmaceutical Inc, (2)	365,223
5,028	uniQure NV, (2)	289,412
1,984	US Physical Therapy Inc	232,406
11,298	Varex Imaging Corp, (2)	312,390
8,878	Vocera Communications Inc, (2)	195,582
5,964	Y-mAbs Therapeutics Inc, (2)	196,752
38,077	ZIOPHARM Oncology Inc, (2)	150,023
1,408	Zogenix Inc, (2)	70,921
	Total Health Care	26,135,501

Shares	Description (1)	Value
	Industrials – 15.1%
1,522	AAON Inc.	$79,814
4,709	AAR Corp	200,509
4,712	ABM Industries Inc.	179,716
25,379	ACCO Brands Corp	219,275
45,682	ADT Inc.	283,228
1,458	Advanced Drainage Systems Inc.	60,609
2,208	Aegion Corp, (2)	46,147
2,234	AeroVironment Inc., (2)	148,807
17,236	Aircastle Ltd	553,103
1,971	Alamo Group Inc.	245,508
12,895	Allison Transmission Holdings Inc.	569,959
3,060	Arcosa Inc.	133,875
3,929	Argan Inc.	165,450
4,420	Armstrong World Industries Inc.	443,459
11,495	ASGN Inc., (2)	778,097
1,014	Astec Industries Inc.	41,817
4,665	Astronics Corp, (2)	117,558
6,428	Avis Budget Group Inc., (2)	210,838
7,025	Axon Enterprise Inc., (2)	539,590
1,590	Barnes Group Inc.	100,440
19,192	Bloom Energy Corp, Class A, (2)	151,233
6,708	Brady Corp, Class A	371,422
5,652	Briggs & Stratton Corp	20,743
9,798	Builders FirstSource Inc., (2)	242,941
6,972	Carlisle Cos Inc.	1,089,236
5,478	Comfort Systems USA Inc.	254,179
20,988	Cornerstone Building Brands Inc., (2)	180,077
5,488	Cubic Corp	358,312
431	Curtiss-Wright Corp	62,680
9,827	Donaldson Co Inc.	509,530
4,933	Douglas Dynamics Inc.	258,637
567	Ducommun Inc.	23,207
6,835	EMCOR Group Inc.	561,632
8,817	Enerpac Tool Group Corp	203,761
5,212	ESCO Technologies Inc.	500,144
24,576	Evoqua Water Technologies Corp, (2)	490,783
3,197	Federal Signal Corp	102,816
2,998	Franklin Electric Co Inc.	172,955
2,488	FTI Consulting Inc., (2)	298,709
8,547	GATX Corp	650,683

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
12,334	Generac Holdings Inc., (2)	$1,277,679
2,426	Granite Construction Inc., Class A	65,817
7,056	Great Lakes Dredge & Dock Corp	73,876
11,664	Healthcare Services Group Inc.	298,598
3,758	Herman Miller Inc	145,247
10,171	Hexcel Corp	754,892
2,070	Hub Group Inc., Class A, (2)	109,441
441	Huron Consulting Group Inc, (2)	28,581
10,092	IAA Inc, (2)	476,948
3,876	KAR Auction Services Inc	81,474
5,136	Korn Ferry	210,473
6,438	Kratos Defense & Security Solutions Inc, (2)	118,073
4,228	Lincoln Electric Holdings Inc	377,053
1,078	Lindsay Corp	107,832
20,303	Macquarie Infrastructure Corp	895,565
9,650	Matthews International Corp, Class A	360,138
3,974	McGrath RentCorp	307,270
5,286	Mercury Systems Inc, (2)	405,700
12,144	Mobile Mini Inc	506,891
1,123	Moog Inc., Class A	100,632
6,043	MSA Safety Inc	819,431
1,143	MYR Group Inc, (2)	32,827
13,544	Navistar International Corp, (2)	495,981
2,670	Oshkosh Corp	229,727
51,351	Pitney Bowes Inc	192,053
7,722	Proto Labs Inc, (2)	799,227
7,464	Quad/Graphics Inc	31,722
14,534	Quanta Services Inc	569,006
9,134	Raven Industries Inc	286,442
31,458	Resideo Technologies Inc, (2)	320,242
21,460	RR Donnelley & Sons Co	51,504
5,121	Ryder System Inc	244,374
5,471	Schneider National Inc., Class B	121,839
9,966	SiteOne Landscape Supply Inc, (2)	962,217
10,252	Steelcase Inc., Class A	190,790
23,762	Sunrun Inc, (2)	404,667
7,987	Team Inc, (2)	108,623
4,423	Tetra Tech Inc	378,609
3,551	The Manitowoc Co Inc., (2)	51,312
5,583	Titan Machinery Inc, (2)	68,168

Shares	Description (1)	Value
	Industrials (continued)
17,349	Toro Co	$1,388,267
6,390	Trex Co Inc, (2)	627,754
6,138	TriNet Group Inc, (2)	350,234
12,116	Triton International Ltd/Bermuda	454,956
6,855	TrueBlue Inc, (2)	150,193
1,155	UniFirst Corp	235,539
6,445	Valmont Industries Inc	915,577
8,487	Wabash National Corp	98,449
7,963	Watts Water Technologies Inc., Class A	793,991
40,793	Welbilt Inc, (2)	615,566
11,442	WESCO International Inc, (2)	553,907
11,231	Woodward Inc	1,306,278
	Total Industrials	32,173,131
	Information Technology – 16.5%
20,533	ACI Worldwide Inc., (2)	707,362
7,412	ADTRAN Inc.	67,079
9,469	Anixter International Inc., (2)	924,174
22,602	Arlo Technologies Inc., (2)	96,511
2,645	Aspen Technology Inc., (2)	314,702
33,611	Avaya Holdings Corp, (2)	429,212
7,458	Avnet Inc.	272,142
8,546	Badger Meter Inc.	504,727
10,927	Belden Inc.	538,373
6,201	Benefitfocus Inc., (2)	114,719
4,902	Blackbaud Inc.	383,974
5,404	Blackline Inc., (2)	330,563
8,541	Bottomline Technologies DE Inc., (2)	457,798
9,427	CalAmp Corp, (2)	90,688
2,262	Ceridian HCM Holding Inc., (2)	165,782
7,897	ChannelAdvisor Corp, (2)	73,916
8,756	Cirrus Logic Inc., (2)	672,548
25,230	CommScope Holding Co Inc., (2)	307,428
55,997	Conduent Inc., (2)	239,667
5,558	Coupa Software Inc., (2)	895,672
14,567	Cree Inc., (2)	677,220
2,959	CTS Corp	86,728
12,148	Daktronics Inc.	71,673
8,725	Dolby Laboratories Inc., Class A	604,991
2,751	Elastic NV, (2)	178,485
41,115	Entegris Inc.	2,128,112

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
13,890	Envestnet Inc., (2)	$1,095,504
2,972	ePlus Inc., (2)	236,928
10,197	ExlService Holdings Inc., (2)	745,503
2,420	Fair Isaac Corp	973,760
16,657	First Solar Inc., (2)	825,854
8,113	Five9 Inc., (2)	581,945
944	HubSpot Inc, (2)	170,807
13,665	Infinera Corp, (2)	100,711
7,803	Insight Enterprises Inc, (2)	513,984
9,473	InterDigital Inc	523,383
6,863	Itron Inc, (2)	561,050
2,981	KEMET Corp	77,625
4,893	Kimball Electronics Inc, (2)	79,169
19,459	Kulicke & Soffa Industries Inc	503,794
5,964	Limelight Networks Inc, (2)	29,760
10,947	LivePerson Inc, (2)	448,936
14,655	LogMeIn Inc	1,259,890
5,565	Lumentum Holdings Inc, (2)	421,660
6,474	Manhattan Associates Inc, (2)	553,268
9,211	Mellanox Technologies Ltd, (2)	1,113,610
5,125	Methode Electronics Inc	167,844
9,050	Mimecast Ltd, (2)	461,822
5,649	MobileIron Inc, (2)	26,946
5,080	Model N Inc, (2)	158,445
5,855	MTS Systems Corp	296,790
7,843	National Instruments Corp	350,033
25,011	NCR Corp, (2)	843,371
2,931	NETGEAR Inc, (2)	75,385
8,270	New Relic Inc, (2)	545,903
1,226	Novanta Inc, (2)	111,235
26,476	Nuance Communications Inc, (2)	500,926
21,579	Nutanix Inc., Class A, (2)	700,670
1,397	NVE Corp	102,484
15,420	Onto Innovation Inc, (2)	585,035
2,835	OSI Systems Inc, (2)	245,341
755	Paylocity Holding Corp, (2)	107,127
10,116	Plantronics Inc	290,532
10,496	Progress Software Corp	473,684
4,704	PROS Holdings Inc., (2)	282,240
331	Qualys Inc, (2)	28,380

Shares	Description (1)	Value
	Information Technology (continued)
15,840	Ribbon Communications Inc, (2)	$44,669
1,085	Rogers Corp, (2)	127,759
11,225	Silicon Laboratories Inc, (2)	1,103,530
6,425	Smartsheet Inc., Class A, (2)	311,484
10,870	SPS Commerce Inc, (2)	617,742
5,695	SVMK Inc, (2)	100,517
12,056	Sykes Enterprises Inc, (2)	404,961
1,365	SYNNEX Corp	188,042
1,832	Tech Data Corp, (2)	263,698
24,450	Teradata Corp, (2)	595,113
5,011	TTEC Holdings Inc	199,037
4,722	Virtusa Corp, (2)	196,624
924	Vishay Precision Group Inc, (2)	31,915
7,245	WEX Inc, (2)	1,571,585
1,558	Workiva Inc, (2)	70,873
15,928	Yext Inc, (2)	237,964
4,439	Zendesk Inc, (2)	383,530
10,256	Zuora Inc., Class A, (2)	151,276
	Total Information Technology	35,105,899
	Materials – 4.4%
16,523	Amyris Inc., (2)	42,299
7,587	AptarGroup Inc.	876,374
3,837	Balchem Corp	414,473
7,119	Boise Cascade Co	257,708
2,437	Clearwater Paper Corp, (2)	68,723
29,688	Coeur Mining Inc., (2)	179,019
3,779	Commercial Metals Co	77,658
6,849	Compass Minerals International Inc.	396,489
6,349	Domtar Corp	221,072
20,358	Graphic Packaging Holding Co	318,196
4,789	Greif Inc.	193,571
1,269	Greif Inc., Class B	60,151
7,529	Innospec Inc	758,396
6,287	Koppers Holdings Inc	197,286
11,035	Louisiana-Pacific Corp	338,554
6,321	Materion Corp	343,230
9,932	Minerals Technologies Inc	537,619
13,631	OMNOVA Solutions Inc, (2)	137,809
19,138	PolyOne Corp	634,999
8,837	Reliance Steel & Aluminum Co	1,014,488

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
2,971	Royal Gold Inc	$342,616
2,930	Ryerson Holding Corp, (2)	30,033
10,701	Sonoco Products Co	611,455
6,213	Stepan Co	612,912
11,980	Trinseo SA	344,066
1,102	US Concrete Inc, (2)	39,220
10,621	Worthington Industries Inc	390,640
	Total Materials	9,439,056
	Real Estate – 10.7%
389	Agree Realty Corp	29,537
20,831	Alexander & Baldwin Inc.	455,366
717	American Campus Communities Inc.	32,889
23,546	Americold Realty Trust	811,631
2,405	Brandywine Realty Trust	37,566
27,452	Brixmor Property Group Inc.	547,942
4,490	CatchMark Timber Trust Inc., Class A	46,067
3,560	Chatham Lodging Trust	58,206
14,226	Columbia Property Trust Inc.	300,169
11,926	CorePoint Lodging Inc.	109,123
5,981	CoreSite Realty Corp	702,468
23,505	Corporate Office Properties Trust	699,744
30,822	Cousins Properties Inc.	1,261,544
1,082	CubeSmart	34,267
10,595	Cushman & Wakefield PLC, (2)	203,636
14,051	CyrusOne Inc.	855,003
57,962	DiamondRock Hospitality Co	560,493
14,409	Douglas Emmett Inc.	597,973
19,141	Easterly Government Properties Inc.	463,404
12,498	Empire State Realty Trust Inc., Class A	169,473
12,351	Essential Properties Realty Trust Inc.	341,011
5,056	First Industrial Realty Trust Inc.	215,891
7,813	Four Corners Property Trust Inc.	236,656
4,183	Franklin Street Properties Corp	31,791
20,057	Hannon Armstrong Sustainable Infrastructure Capital Inc.	683,743
10,674	Howard Hughes Corp, (2)	1,298,812
16,715	Hudson Pacific Properties Inc	607,423
18,946	iStar Inc	275,854
11,912	Kilroy Realty Corp	983,574
30,624	Macerich Co	683,221
21,754	MGM Growth Properties LLC, Class A	694,823

Shares	Description (1)	Value
	Real Estate (continued)
9,652	Office Properties Income Trust	$328,458
36,236	Outfront Media Inc	1,077,659
43,443	Park Hotels & Resorts Inc	953,139
20,492	PotlatchDeltic Corp	881,156
10,091	QTS Realty Trust Inc., Class A	573,976
26,888	Rayonier Inc	816,857
15,427	Realogy Holdings Corp	163,372
6,551	Redfin Corp, (2)	159,386
13,864	Rexford Industrial Realty Inc	668,106
50,804	RLJ Lodging Trust	790,510
949	RMR Group Inc., Class A	43,720
19,313	Sabra Health Care REIT Inc	415,230
13,815	Service Properties Trust	298,128
1,965	SITE Centers Corp	24,975
2,939	St Joe Co, (2)	61,748
68,477	Sunstone Hotel Investors Inc	868,288
59,608	Uniti Group Inc	377,319
47,294	Washington Prime Group Inc	142,355
4,507	Washington Real Estate Investment Trust	137,193
	Total Real Estate	22,810,875
	Utilities – 2.7%
17,302	NextEra Energy Partners LP	982,235
16,197	ONE Gas Inc	1,530,616
11,757	Ormat Technologies Inc	931,860
27,261	Pattern Energy Group Inc., Class A	733,593
16,022	Southwest Gas Holdings Inc	1,209,821
19,296	TerraForm Power Inc., Class A, (2)	349,065
	Total Utilities	5,737,190
	Total Common Stocks (cost $204,052,037)	212,028,791

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
18,959	Achillion Pharmaceuticals Inc., (4)	$8,721
1,243	First Eagle Private Credit LLC, (3)	300
	Total Common Stock Rights (cost $-)	9,021
	Total Long-Term Investments (cost $204,052,037)	212,037,812

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$460	Federal Home Loan Bank, Discount Notes	0.000%	2/03/20	N/R	$460,000
	Total Short-Term Investments (cost $460,000)				460,000
	Total Investments (cost $204,512,037) – 99.9%				212,497,812
	Other Assets Less Liabilities – 0.1%				107,554
	Net Assets – 100%				$212,605,366
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$212,017,189	$ —	$11,602	$212,028,791
Common Stock Rights	—	8,721	300	9,021
Short-Term Investments:
U.S. Government and Agency Obligations	—	460,000	—	460,000
Total	$212,017,189	$468,721	$11,902	$212,497,812

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust